UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-21993

RevenueShares ETF Trust
(Exact name of registrant as specified in charter)

One Commerce Square, 2005 Market Street, Suite 2020, Philadelphia, PA		19103
(Address of principal executive offices)		(Zip code)

Vincent T. Lowry One Commerce Square 2005 Market Street, Suite 2020 Philadelphia, PA 19103
(Name and address of agent for service)

Registrant’s telephone number, including area code:	1-877-738-8870

Date of fiscal year end:	June 30

Date of reporting period:	July 1, 2009 – September 30, 2009

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.    Schedule of Investments.

SCHEDULE OF INVESTMENTS

REVENUESHARES LARGE CAP FUND

SEPTEMBER 30, 2009 (Unaudited)

Investments	Shares	Value

COMMON STOCKS†—99.7%
Automobiles & Components—4.0%
Ford Motor Co. *	320,206	$2,308,686
Goodyear Tire & Rubber Co. *	22,172	377,589
Harley-Davidson, Inc.	2,356	54,188
Johnson Controls, Inc.	12,981	331,794

Total Automobiles & Components		3,072,257

Banks—1.3%
BB&T Corp.	2,509	68,345
Comerica, Inc.	1,459	43,289
Fifth Third Bancorp	7,422	75,185
First Horizon National Corp. *	2,128	28,153
Hudson City Bancorp, Inc.	1,069	14,057
Huntington Bancshares, Inc.	3,367	15,859
KeyCorp	5,765	37,473
M&T Bank Corp.	483	30,101
Marshall & Ilsley Corp.	1,695	13,679
People’s United Financial, Inc.	412	6,411
PNC Financial Services Group, Inc.	1,391	67,589
Regions Financial Corp.	7,638	47,432
SunTrust Banks, Inc.	2,971	66,996
U.S. Bancorp	5,292	115,683
Wells Fargo & Co.	13,084	368,706
Zions Bancorporation	926	16,640

Total Banks		1,015,598

Capital Goods—8.4%
3M Co.	2,946	217,415
Boeing Co.	10,692	578,971
Caterpillar, Inc.	7,550	387,542
Cummins, Inc.	3,814	170,905
Danaher Corp.	1,568	105,558
Deere & Co.	4,688	201,209
Dover Corp.	1,643	63,683
Eaton Corp.	2,183	123,536
Emerson Electric Co.	4,904	196,552
Fastenal Co.	460	17,802
Flowserve Corp.	538	53,015
Fluor Corp.	2,737	139,176
General Dynamics Corp.	3,431	221,643
General Electric Co.	68,163	1,119,235
Goodrich Corp.	1,311	71,240
Honeywell International, Inc.	7,596	282,191
Illinois Tool Works, Inc.	3,436	146,752
ITT Corp.	1,734	90,428
Jacobs Engineering Group, Inc. *	1,459	67,041
L-3 Communications Holdings, Inc.	1,381	110,922
Lockheed Martin Corp.	3,520	274,842
Masco Corp.	6,630	85,660
Northrop Grumman Corp.	5,235	270,911
PACCAR, Inc.	3,689	139,112

See notes to schedule of investments.

Investments	Shares	Value

Capital Goods—8.4% (continued)
Pall Corp.	601	$19,400
Parker Hannifin Corp.	2,008	104,095
Precision Castparts Corp.	761	77,523
Quanta Services, Inc. *	4,443	98,324
Raytheon Co.	2,865	137,434
Rockwell Automation, Inc.	1,236	52,654
Rockwell Collins, Inc.	843	42,824
Snap-On, Inc.	536	18,631
Stanley Works	956	40,812
Textron, Inc.	6,381	121,111
United Technologies Corp.	7,481	455,817
W.W. Grainger, Inc.	604	53,973

Total Capital Goods		6,357,939

Commercial & Professional Services—0.6%
Avery Dennison Corp.	1,410	50,774
Cintas Corp.	1,011	30,643
Dun & Bradstreet Corp.	150	11,298
Equifax, Inc.	531	15,473
Iron Mountain, Inc. *	485	12,930
Monster Worldwide, Inc. *	803	14,036
Pitney Bowes, Inc.	1,712	42,543
R.R. Donnelley & Sons Co.	6,334	134,662
Republic Services, Inc.	860	22,850
Robert Half International, Inc.	1,697	42,459
Stericycle, Inc. *	139	6,735
Waste Management, Inc.	2,864	85,405

Total Commercial & Professional Services		469,808

Consumer Durables & Apparel—1.5%
Black & Decker Corp.	991	45,873
Coach, Inc.	958	31,537
D.R. Horton, Inc.	7,207	82,232
Eastman Kodak Co.	10,599	50,663
Fortune Brands, Inc.	1,227	52,736
Harman International Industries, Inc.	1,700	57,596
Hasbro, Inc.	933	25,891
KB Home	1,960	32,556
Leggett & Platt, Inc.	1,852	35,929
Lennar Corp. Class A	3,902	55,604
Mattel, Inc.	2,663	49,159
Newell Rubbermaid, Inc.	3,415	53,581
Nike, Inc. Class B	2,339	151,334
Polo Ralph Lauren Corp.	687	52,638
Pulte Homes, Inc.	4,659	51,202
VF Corp.	947	68,591
Whirlpool Corp.	3,364	235,346

Total Consumer Durables & Apparel		1,132,468

Consumer Services—1.6%
Apollo Group, Inc. Class A *	254	18,712
Carnival Corp.	4,369	145,400
Darden Restaurants, Inc.	1,818	62,048
DeVry, Inc.	4,207	232,731
H&R Block, Inc.	1,183	21,744
International Game Technology	1,560	33,509

See notes to schedule of investments.

Investments	Shares	Value

Consumer Services—1.6% (continued)
Marriott International, Inc. Class A	5,168	$142,585
McDonald’s Corp.	2,443	139,422
Starbucks Corp. *	7,335	151,468
Starwood Hotels & Resorts Worldwide, Inc.	2,653	87,629
Wyndham Worldwide Corp.	5,144	83,950
Wynn Resorts Ltd. *	475	33,673
Yum! Brands, Inc.	2,490	84,062

Total Consumer Services		1,236,933

Diversified Financials—7.9%
American Express Co.	10,690	362,391
Ameriprise Financial, Inc.	2,736	99,399
Bank of America Corp.	51,742	875,475
Bank of New York Mellon Corp.	4,267	123,700
Capital One Financial Corp.	4,540	162,214
Charles Schwab Corp.	2,168	41,517
Citigroup, Inc.	101,021	488,942
CME Group, Inc.	78	24,039
Discover Financial Services	4,606	74,755
E*Trade Financial Corp. *	7,155	12,521
Federated Investors, Inc. Class B	402	10,601
Franklin Resources, Inc.	707	71,124
Goldman Sachs Group, Inc.	6,798	1,253,212
IntercontinentalExchange, Inc. *	67	6,512
Invesco Ltd.	2,100	47,796
Janus Capital Group, Inc.	992	14,067
JPMorgan Chase & Co.	23,260	1,019,253
Legg Mason, Inc.	1,561	48,438
Leucadia National Corp. *	385	9,517
Moody’s Corp.	568	11,621
Morgan Stanley	32,072	990,383
Nasdaq OMX Group, Inc. *	880	18,524
Northern Trust Corp.	780	45,365
NYSE Euronext	1,149	33,195
SLM Corp. *	5,778	50,384
State Street Corp.	2,362	124,241
T. Rowe Price Group, Inc.	466	21,296

Total Diversified Financials		6,040,482

Energy—13.5%
Anadarko Petroleum Corp.	2,428	152,308
Apache Corp.	1,172	107,625
Baker Hughes, Inc.	2,287	97,563
BJ Services Co.	2,891	56,172
Cabot Oil & Gas Corp.	214	7,651
Cameron International Corp. *	1,713	64,786
Chesapeake Energy Corp.	4,949	140,552
Chevron Corp.	21,934	1,544,812
ConocoPhillips	27,361	1,235,623
Consol Energy, Inc.	913	41,185
Denbury Resources, Inc. *	4,824	72,987
Devon Energy Corp.	1,494	100,591
Diamond Offshore Drilling, Inc.	855	81,670
El Paso Corp.	4,744	48,958
ENSCO International, Inc.	461	19,611
EOG Resources, Inc.	566	47,267
Exxon Mobil Corp.	35,914	2,464,059

See notes to schedule of investments.

Investments	Shares	Value

Energy—13.5% (continued)
FMC Technologies, Inc. *	1,514	$79,091
Halliburton Co.	6,390	173,297
Hess Corp.	5,768	308,357
Marathon Oil Corp.	19,479	621,380
Massey Energy Co.	1,256	35,030
Murphy Oil Corp.	4,207	242,197
Nabors Industries Ltd. *	2,668	55,761
National Oilwell Varco, Inc. *	3,130	134,997
Noble Energy, Inc.	556	36,674
Occidental Petroleum Corp.	2,958	231,907
Peabody Energy Corp.	1,550	57,691
Pioneer Natural Resources Co.	852	30,919
Range Resources Corp.	234	11,550
Rowan Cos., Inc.	844	19,471
Schlumberger Ltd.	3,901	232,500
Smith International, Inc.	2,583	74,132
Southwestern Energy Co. *	491	20,956
Spectra Energy Corp.	2,163	40,967
Sunoco, Inc.	10,083	286,861
Tesoro Corp.	20,824	311,944
Valero Energy Corp.	42,196	818,180
Williams Cos., Inc.	5,214	93,174
XTO Energy, Inc.	1,264	52,228

Total Energy		10,252,684

Food & Staples Retailing—6.7%
Costco Wholesale Corp.	8,348	471,328
CVS Caremark Corp.	19,228	687,209
Kroger Co.	17,165	354,286
Safeway, Inc.	11,885	234,372
SUPERVALU, Inc.	22,466	338,338
SYSCO Corp.	10,478	260,378
Walgreen Co.	14,150	530,201
Wal-Mart Stores, Inc.	42,720	2,097,125
Whole Foods Market, Inc. *	4,856	148,059

Total Food & Staples Retailing		5,121,296

Food, Beverage & Tobacco—4.3%
Altria Group, Inc.	8,842	157,476
Archer-Daniels-Midland Co.	14,443	422,024
Brown-Forman Corp. Class B	326	15,720
Campbell Soup Co.	1,732	56,498
Coca-Cola Co.	4,509	242,133
Coca-Cola Enterprises, Inc.	13,506	289,163
ConAgra Foods, Inc.	5,370	116,422
Constellation Brands, Inc. Class A *	1,728	26,179
Dean Foods Co. *	5,337	94,945
Dr Pepper Snapple Group, Inc. *	2,262	65,033
General Mills, Inc.	1,389	89,424
H.J. Heinz Co.	1,662	66,065
Hershey Co.	881	34,236
J.M. Smucker Co.	373	19,773
Kellogg Co.	1,892	93,143
Kraft Foods, Inc. Class A	9,986	262,332
Lorillard Inc.	409	30,389
McCormick & Co., Inc. **	647	21,959
Molson Coors Brewing Co. Class B	786	38,262

See notes to schedule of investments.

Investments	Shares	Value

Food, Beverage & Tobacco—4.3% (continued)
Pepsi Bottling Group, Inc.	4,764	$173,600
PepsiCo, Inc.	5,150	302,099
Philip Morris International, Inc.	3,984	194,180
Reynolds American, Inc.	1,396	62,150
Sara Lee Corp.	8,720	97,141
Tyson Foods, Inc. Class A	24,437	308,639

Total Food, Beverage & Tobacco		3,278,985

Health Care Equipment & Service—7.5%
Aetna, Inc.	8,188	227,872
AmerisourceBergen Corp.	26,700	597,546
Baxter International, Inc.	1,503	85,686
Becton Dickinson & Co.	709	49,453
Boston Scientific Corp. *	7,159	75,814
C.R. Bard, Inc.	177	13,914
Cardinal Health, Inc.	25,395	680,586
CareFusion Corp. *	1,321	28,798
Cigna Corp.	8,062	226,462
Coventry Health Care, Inc. *	5,887	117,505
DaVita, Inc. *	719	40,724
DENTSPLY International, Inc.	535	18,479
Express Scripts, Inc. *	2,087	161,909
Hospira, Inc. *	858	38,267
Humana, Inc. *	5,463	203,770
IMS Health, Inc.	1,008	15,473
Intuitive Surgical, Inc. *	53	13,899
Laboratory Corp. of America Holdings *	452	29,696
McKesson Corp.	17,388	1,035,454
Medco Health Solutions, Inc. *	8,023	443,752
Medtronic, Inc.	2,676	98,477
Patterson Cos., Inc. *	1,037	28,258
Quest Diagnostics, Inc.	955	49,841
St. Jude Medical, Inc. *	871	33,978
Stryker Corp.	1,069	48,565
Tenet Healthcare Corp. *	45,960	270,245
UnitedHealth Group, Inc.	21,075	527,718
Varian Medical Systems, Inc. *	327	13,777
WellPoint, Inc.*	10,568	500,500
Zimmer Holdings, Inc. *	688	36,774

Total Health Care Equipment & Service		5,713,192

Household & Personal Products—1.3%
Avon Products, Inc.	3,046	103,442
Clorox Co.	619	36,410
Colgate-Palmolive Co.	1,625	123,955
Estee Lauder Cos., Inc. Class A	1,643	60,922
Kimberly-Clark Corp.	2,432	143,439
Procter & Gamble Co.	8,728	505,526

Total Household & Personal Products		973,694

Insurance—4.5%
Aflac, Inc.	2,490	106,423
Allstate Corp.	7,790	238,530
American International Group, Inc.	9,657	425,970
AON Corp.	1,194	48,584

See notes to schedule of investments.

Investments	Shares	Value

Insurance—4.5% (continued)
Assurant, Inc.	2,480	$79,509
Chubb Corp.	1,723	86,856
Cincinnati Financial Corp.	792	20,584
Genworth Financial, Inc. Class A	22,728	271,600
Hartford Financial Services Group, Inc.	6,466	171,349
Lincoln National Corp.	4,111	106,516
Loews Corp.	3,758	128,712
Marsh & McLennan Cos., Inc.	3,353	82,920
MetLife, Inc.	11,570	440,469
Principal Financial Group, Inc.	3,724	102,000
Progressive Corp. *	5,528	91,654
Prudential Financial, Inc.	7,951	396,834
Torchmark Corp.	546	23,713
Travelers Cos., Inc.	3,962	195,049
Unum Group	4,354	93,350
XL Capital Ltd. Class A	17,261	301,377

Total Insurance		3,411,999

Materials—4.9%
Air Products & Chemicals, Inc.	1,340	103,957
Airgas, Inc.	1,214	58,721
AK Steel Holding Corp.	5,307	104,707
Alcoa, Inc.	18,814	246,840
Allegheny Technologies, Inc.	1,489	52,100
Ball Corp.	1,193	58,696
Bemis Co. Inc.	946	24,511
CF Industries Holdings, Inc.	484	41,735
Dow Chemical Co.	19,370	504,976
E.I. Du Pont de Nemours & Co.	7,758	249,342
Eastman Chemical Co.	1,537	82,291
Ecolab, Inc.	1,086	50,206
FMC Corp.	1,375	77,344
Freeport-McMoRan Copper & Gold, Inc.	5,572	382,295
International Flavors & Fragrances, Inc.	523	19,837
International Paper Co.	12,406	275,785
MeadWestvaco Corp.	3,971	88,593
Monsanto Co.	1,017	78,716
Newmont Mining Corp.	1,038	45,693
Nucor Corp.	3,499	164,488
Owens-Illinois, Inc. *	12,079	445,715
Pactiv Corp. *	999	26,024
PPG Industries, Inc.	2,198	127,946
Praxair, Inc.	1,239	101,214
Sealed Air Corp.	2,097	41,164
Sigma-Aldrich Corp.	331	17,867
Titanium Metals Corp.	863	8,276
United States Steel Corp.	4,043	179,388
Vulcan Materials Co.	333	18,005
Weyerhaeuser Co.	1,772	64,944

Total Materials		3,741,376

Media—2.7%
CBS Corp. Class B **	11,659	140,491
Comcast Corp. Class A	13,523	228,403
DIRECTV Group, Inc. *	5,263	145,154
Gannett Co., Inc.	6,005	75,123
Interpublic Group of Cos., Inc. *	11,601	87,240

See notes to schedule of investments.

Investments	Shares	Value

Media—2.7% (continued)
McGraw-Hill Cos., Inc.	1,779	$44,724
Meredith Corp.	679	20,329
New York Times Co. Class A	2,670	21,680
News Corp. Class A	25,730	308,503
Omnicom Group, Inc.	3,136	115,844
Scripps Networks Interactive, Inc. Class A	474	17,514
Time Warner Cable, Inc.	82	3,533
Time Warner, Inc.	13,837	398,229
Viacom, Inc., Class B *	5,610	157,304
Walt Disney Co.	10,324	283,497
Washington Post Co. Class B	75	35,106

Total Media		2,082,674

Pharmaceuticals, Biotechnology & Life Sciences—3.0%
Abbott Laboratories	3,509	173,590
Allergan, Inc.	871	49,438
Amgen, Inc. *	1,632	98,295
Biogen Idec, Inc. *	533	26,927
Bristol-Myers Squibb Co.	5,862	132,012
Celgene Corp. *	257	14,366
Cephalon, Inc. *	158	9,202
Eli Lilly & Co.	3,676	121,418
Forest Laboratories, Inc. *	934	27,497
Genzyme Corp. *	445	25,245
Gilead Sciences, Inc. *	710	33,072
Johnson & Johnson	7,029	427,997
King Pharmaceuticals, Inc. *	1,147	12,353
Life Technologies Corp. *	405	18,853
Merck & Co., Inc.	5,768	182,442
Millipore Corp. *	218	15,332
Mylan Inc. *	3,262	52,225
PerkinElmer, Inc.	960	18,470
Pfizer, Inc.	18,577	307,449
Schering-Plough Corp.	6,628	187,241
Thermo Fisher Scientific, Inc. *	2,196	95,899
Waters Corp.*	333	18,601
Watson Pharmaceuticals, Inc. *	679	24,879
Wyeth	4,144	201,316

Total Pharmaceuticals, Biotechnology & Life Sciences		2,274,119

Real Estate—0.5%
Apartment Investment & Management Co. Class A (a)	916	13,511
AvalonBay Communities, Inc. (a)	85	6,182
Boston Properties, Inc. (a)	170	11,144
CB Richard Ellis Group, Inc. Class A *	9,943	116,730
Equity Residential (a)	450	13,815
HCP, Inc. (a)	306	8,794
Health Care REIT, Inc. (a)	719	29,925
Host Hotels & Resorts, Inc. (a)	4,923	57,944
Kimco Realty Corp. (a)	399	5,203
Plum Creek Timber Co., Inc. (a)	317	9,713
ProLogis (a)	4,447	53,008
Public Storage, Inc. (a)	164	12,339
Simon Property Group, Inc. (a)	475	32,979

See notes to schedule of investments.

Investments	Shares	Value

Real Estate—0.5% (continued)
Ventas, Inc. (a)	565	$21,753
Vornado Realty Trust (a)	316	20,354

Total Real Estate		413,394

Retailing—6.8%
Abercrombie & Fitch Co. Class A	1,147	37,713
Amazon.com, Inc. *	2,338	218,276
AutoNation, Inc. *	11,249	203,382
AutoZone, Inc. *	308	45,036
Bed Bath & Beyond, Inc. *	1,888	70,876
Best Buy Co., Inc.	10,609	398,050
Big Lots, Inc. *	2,023	50,615
Expedia, Inc. *	2,485	59,516
Family Dollar Stores, Inc.	1,771	46,754
GameStop Corp. Class A *	1,781	47,143
Gap, Inc.	7,830	167,562
Genuine Parts Co.	1,927	73,342
Home Depot, Inc.	20,922	557,361
JC Penney Co., Inc.	6,471	218,396
Kohl’s Corp. *	2,966	169,210
Limited Brands, Inc.	8,114	137,857
Lowe’s Cos., Inc.	13,875	290,543
Macy’s, Inc.	20,774	379,956
Nordstrom, Inc.	4,738	144,699
Office Depot, Inc. *	38,845	257,154
O’Reilly Automotive, Inc. *	570	20,600
RadioShack Corp.	2,495	41,342
Sears Holdings Corp. *	8,150	532,277
Sherwin-Williams Co.	913	54,926
Staples, Inc.	7,179	166,696
Target Corp.	11,492	536,447
Tiffany & Co.	781	30,092
TJX Cos., Inc.	5,789	215,061

Total Retailing		5,170,882

Semiconductors & Semiconductor Equipment —1.4%
Advanced Micro Devices, Inc. *	18,260	103,352
Altera Corp.	545	11,178
Analog Devices, Inc.	851	23,471
Applied Materials, Inc.	5,221	69,961
Broadcom Corp. Class A *	1,626	49,902
Intel Corp.	17,319	338,932
KLA-Tencor Corp.	803	28,796
Linear Technology Corp.	304	8,400
LSI Corp. *	5,291	29,048
MEMC Electronic Materials, Inc. *	913	15,183
Microchip Technology, Inc.	310	8,215
Micron Technology, Inc. *	19,353	158,694
National Semiconductor Corp.	1,069	15,255
Novellus Systems Inc. *	601	12,609
NVIDIA Corp. *	2,832	42,565
Teradyne, Inc. *	1,818	16,817
Texas Instruments, Inc.	5,516	130,673
Xilinx, Inc.	647	15,153

Total Semiconductors & Semiconductor Equipment		1,078,204

See notes to schedule of investments.

Investments	Shares	Value

Software & Services—2.5%
Adobe Systems, Inc. *	1,038	$34,296
Affiliated Computer Services, Inc. Class A *	960	52,003
Akamai Technologies, Inc. *	334	6,573
Autodesk, Inc. *	757	18,017
Automatic Data Processing, Inc.	1,414	55,570
BMC Software, Inc. *	413	15,500
CA, Inc.	1,538	33,821
Citrix Systems, Inc. *	411	16,124
Cognizant Technology Solutions Corp. Class A *	956	36,959
Computer Sciences Corp. *	3,256	171,624
Compuware Corp. *	1,251	9,170
Convergys Corp. *	2,891	28,737
eBay, Inc. *	3,919	92,528
Electronic Arts, Inc. *	1,226	23,355
Fidelity National Information Services, Inc.	1,950	49,745
Fiserv, Inc. *	923	44,489
Google, Inc. Class A *	432	214,207
Intuit, Inc. *	836	23,826
Mastercard, Inc. Class A	222	44,877
McAfee, Inc. *	536	23,471
Microsoft Corp.	19,198	497,035
Novell, Inc. *	1,626	7,333
Oracle Corp.	8,062	168,012
Paychex, Inc.	489	14,205
Red Hat, Inc. *	360	9,950
Salesforce.com, Inc. *	136	7,742
Symantec Corp. *	2,900	47,763
Total System Services, Inc.	878	14,145
VeriSign, Inc. *	385	9,121
Western Union Co.	2,427	45,919
Yahoo! Inc. *	3,574	63,653

Total Software & Services		1,879,770

Technology Hardware & Equipment—6.5%
Agilent Technologies, Inc. *	2,186	60,836
Amphenol Corp. Class A	937	35,306
Apple, Inc. *	2,066	382,974
Ciena Corp. *	863	14,050
Cisco Systems, Inc. *	14,450	340,153
Corning, Inc.	4,773	73,075
Dell, Inc. *	33,774	515,391
EMC Corp. *	8,564	145,931
Flir Systems, Inc. *	2,283	63,856
Harris Corp.	1,027	38,615
Hewlett-Packard Co.	20,546	969,976
International Business Machines Corp.	8,041	961,784
Jabil Circuit, Inc.	12,615	169,167
JDS Uniphase Corp. *	2,505	17,811
Juniper Networks, Inc. *	1,264	34,153
Lexmark International, Inc. Class A *	1,147	24,706
Molex, Inc.	1,548	32,322
Motorola, Inc.	49,335	423,788
NetApp Inc. *	1,468	39,166
QLogic Corp. *	302	5,194
QUALCOMM, Inc.	1,874	84,293
SanDisk Corp. *	2,592	56,246
Sun Microsystems Inc.	22,175	201,571

See notes to schedule of investments.

Investments	Shares	Value

Technology Hardware & Equipment—6.5% (continued)
Tellabs, Inc. *	2,738	$18,947
Teradata Corp. *	767	21,108
Western Digital Corp. *	2,167	79,161
Xerox Corp.	15,875	122,873

Total Technology Hardware & Equipment		4,932,453

Telecommunication Services—2.8%
American Tower Corp. Class A *	382	13,905
AT&T, Inc.	28,785	777,483
CenturyTel, Inc.	686	23,050
Frontier Communications Corp.	1,734	13,074
MetroPCS Communications, Inc. *	7,892	73,869
Qwest Communications International, Inc.	31,356	119,466
Sprint Nextel Corp. *	129,201	510,344
Verizon Communications, Inc.	18,982	574,585
Windstream Corp.	2,348	23,785

Total Telecommunication Services		2,129,561

Transportation—1.8%
Burlington Northern Santa Fe Corp.	1,567	125,094
C.H. Robinson Worldwide, Inc.	1,098	63,410
CSX Corp.	2,239	93,725
Expeditors International of Washington, Inc.	1,167	41,020
FedEx Corp.	3,896	293,057
Norfolk Southern Corp.	1,537	66,260
Ryder System, Inc.	1,254	48,981
Southwest Airlines Co.	8,948	85,901
Union Pacific Corp.	2,581	150,601
United Parcel Service, Inc. Class B	6,336	357,793

Total Transportation		1,325,842

Utilities—3.7%
AES Corp. *	14,882	220,551
Allegheny Energy, Inc.	699	18,537
Ameren Corp.	1,550	39,184
American Electric Power Co., Inc.	3,113	96,472
Centerpoint Energy, Inc.	5,693	70,764
CMS Energy Corp.	4,401	58,973
Consolidated Edison, Inc.	2,240	91,706
Constellation Energy Group, Inc.	4,743	153,531
Dominion Resources, Inc.	2,881	99,395
DTE Energy Co.	1,719	60,406
Duke Energy Corp.	5,689	89,545
Dynegy Inc. Class A *	12,589	32,102
Edison International	2,750	92,345
Entergy Corp.	1,002	80,020
EQT Corp.	1,891	80,557
Exelon Corp.	2,206	109,462
FirstEnergy Corp.	1,580	72,238
FPL Group, Inc.	2,240	123,715
Integrys Energy Group, Inc.	2,053	73,682
Nicor, Inc.	639	23,381
NiSource, Inc.	4,824	67,005
Northeast Utilities	5,805	137,811
Pepco Holdings, Inc.	3,993	59,416
PG&E Corp.	2,476	100,253

See notes to schedule of investments.

Investments	Shares	Value

Utilities—3.7% (continued)
Pinnacle West Capital Corp.	762	$25,009
PPL Corp.	1,556	47,209
Progress Energy, Inc.	1,481	57,848
Public Service Enterprise Group, Inc.	2,874	90,359
Questar Corp.	688	25,841
SCANA Corp.	5,367	187,308
Sempra Energy	1,778	88,562
Southern Co.	2,944	93,236
TECO Energy, Inc.	1,793	25,245
Wisconsin Energy Corp.	645	29,135
Xcel Energy, Inc.	3,910	75,228

Total Utilities		2,796,031

Total Investments—99.7% (Cost $70,562,615)		75,901,641

Other Assets in Excess of Liabilities—0.3%		233,672

Net Assets—100.0%		$76,135,313

†	Based on the hierarchy of inputs used in fair value measurement, securities listed are level 1 quoted prices in active markets for identical securities.
*	Non-income producing security.
**	Non-voting Shares.
(a)	Real Estate Investment Trust.

See notes to schedule of investments.

SCHEDULE OF INVESTMENTS

REVENUESHARES MID CAP FUND

SEPTEMBER 30, 2009 (Unaudited)

Investments	Shares	Value

COMMON STOCKS†—99.9%
Automobiles & Components—0.9%
BorgWarner, Inc.	9,909	$299,846
Gentex Corp.	2,711	38,361
Thor Industries, Inc.	7,637	236,365

Total Automobiles & Components		574,572

Banks—1.6%
Associated Banc-Corp.	2,917	33,312
Astoria Financial Corp.	2,706	29,874
BancorpSouth, Inc.	1,853	45,232
Bank of Hawaii Corp.	742	30,823
Cathay General Bancorp	1,118	9,045
City National Corp.	1,003	39,047
Commerce Bancshares, Inc.	1,163	43,310
Cullen/Frost Bankers, Inc.	744	38,420
First Niagara Financial Group, Inc.	1,378	16,991
FirstMerit Corp.	1,390	26,452
Fulton Financial Corp.	3,662	26,952
International Bancshares Corp.	1,113	18,153
NewAlliance Bancshares, Inc.	1,378	14,745
New York Community Bancorp, Inc.	5,153	58,847
PacWest Bancorp	480	9,144
SVB Financial Group *	691	29,900
Synovus Financial Corp.	10,675	40,031
TCF Financial Corp.	4,348	56,698
Trustmark Corp.	14,912	284,073
Valley National Bancorp	2,338	28,734
Washington Federal, Inc.	1,647	27,768
Webster Financial Corp.	3,031	37,797
Westamerica Bancorporation	211	10,972
Wilmington Trust Corp.	1,802	25,588

Total Banks		981,908

Capital Goods—12.2%
Aecom Technology Corp. *	482	13,081
AGCO Corp. *	14,017	387,290
Alliant Techsystems, Inc. *	1,755	136,627
AMETEK, Inc.	3,178	110,944
BE Aerospace, Inc. *	10,192	205,267
Bucyrus International, Inc.	4,363	155,410
Carlisle Cos., Inc.	5,303	179,825
Crane Co.	6,379	164,642
Donaldson Co., Inc.	2,392	82,835
Dycom Industries, Inc. *	6,379	78,462
Federal Signal Corp.	5,256	37,791
GATX Corp.	1,638	45,782
Graco, Inc.	1,426	39,743
Granite Construction, Inc.	2,129	65,871
Harsco Corp.	6,098	215,930
Hubbell, Inc. Class B	3,185	133,770
IDEX Corp.	2,435	68,058

See notes to schedule of investments.

Investments	Shares	Value

Capital Goods—12.2% (continued)
Joy Global, Inc.	5,044	$246,853
KBR, Inc.	25,407	591,728
Kennametal, Inc.	4,935	121,450
Lennox International, Inc.	2,332	84,232
Lincoln Electric Holdings, Inc.	2,021	95,896
MSC Industrial Direct Co. Class A	1,965	85,635
Nordson Corp.	1,376	77,180
Oshkosh Corp.	32,083	992,326
Pentair, Inc.	5,203	153,593
Roper Industries, Inc.	2,122	108,180
Shaw Group, Inc. *	13,251	425,225
SPX Corp.	6,052	370,806
Terex Corp. *	23,389	484,854
Thomas & Betts Corp. *	4,136	124,411
Timken Co.	13,381	313,517
Trinity Industries, Inc.	10,596	182,145
United Rentals, Inc. *	19,185	197,606
URS Corp. *	8,647	377,442
Valmont Industries, Inc.	2,372	202,047
Wabtec Corp.	1,330	49,915
Woodward Governor Co.	2,440	59,194

Total Capital Goods		7,465,563

Commercial & Professional Services—4.7%
Brink’s Co.	5,886	158,392
Clean Harbors, Inc. *	638	35,894
Copart, Inc. *	1,011	33,575
Corporate Executive Board Co.	1,002	24,950
Corrections Corp. of America *	3,720	84,258
Deluxe Corp.	4,935	84,389
FTI Consulting, Inc. *	1,061	45,209
Herman Miller, Inc.	5,309	89,775
HNI Corp.	6,477	152,857
Kelly Services, Inc. Class A	18,155	223,307
Korn/Ferry International *	2,753	40,166
Manpower, Inc.	25,585	1,450,925
Mine Safety Appliances Co.	1,756	48,308
MPS Group, Inc. *	13,218	139,053
Navigant Consulting, Inc. *	1,644	22,194
Rollins, Inc.	2,222	41,885
Waste Connections, Inc. *	1,320	38,095
Watson Wyatt Worldwide, Inc. Class A	3,816	166,225

Total Commercial & Professional Services		2,879,457

Consumer Durables & Apparel—3.8%
American Greetings Corp. Class A	7,429	165,667
Blyth, Inc.	1,645	63,711
Callaway Golf Co.	4,351	33,111
Fossil, Inc. *	5,985	170,273
Hanesbrands, Inc. *	13,938	298,273
MDC Holdings, Inc.	2,335	81,118
Mohawk Industries, Inc. *	7,323	349,234
NVR, Inc. *	366	233,277
Phillips-Van Heusen Corp.	4,776	204,365
Ryland Group, Inc.	4,655	98,081
Timberland Co. Class A *	4,938	68,737
Toll Brothers, Inc. *	6,368	124,431

See notes to schedule of investments.

Investments	Shares	Value

Consumer Durables & Apparel—3.8% (continued)
Tupperware Brands Corp.	4,349	$173,612
Under Armour, Inc. Class A *	1,010	28,108
Warnaco Group Inc. *	4,772	209,300

Total Consumer Durables & Apparel		2,301,298

Consumer Services—2.7%
Bob Evans Farms, Inc.	3,496	101,594
Boyd Gaming Corp. *	16,138	176,388
Brinker International, Inc.	18,314	288,080
Brinks Home Security Holding, Inc. *	1,164	35,840
Career Education Corp. *	3,606	87,914
Cheesecake Factory *	8,279	153,327
Chipotle Mexican Grill, Inc. Class A *	798	77,446
Corinthian Colleges, Inc. *	2,450	45,472
International Speedway Corp. Class A	1,116	30,768
ITT Educational Services, Inc. *	425	46,924
Life Time Fitness, Inc. *	2,442	68,498
Matthews International Corp. Class A	748	26,464
Panera Bread Co. Class A *	959	52,745
Regis Corp.	9,074	140,647
Scientific Games Corp. Class A *	2,651	41,965
Service Corp. International	15,499	108,648
Sotheby’s	3,236	55,756
Strayer Education, Inc.	57	12,408
Wendy’s/Arby’s Group, Inc. Class A	10,773	50,956
WMS Industries, Inc. *	805	35,871

Total Consumer Services		1,637,711

Diversified Financials—1.4%
Affiliated Managers Group, Inc. *	1,479	96,150
AmeriCredit Corp. *	14,049	221,834
Apollo Investment Corp.	1,537	14,678
Eaton Vance Corp.	2,127	59,535
Jefferies Group, Inc. *	6,479	176,423
Raymond James Financial, Inc.	6,592	153,462
SEI Investments Co.	3,453	67,955
Waddell & Reed Financial, Inc. Class A	2,976	84,667

Total Diversified Financials		874,704

Energy—4.2%
Arch Coal, Inc.	6,637	146,877
Bill Barrett Corp. *	1,008	33,052
Cimarex Energy Co.	2,764	119,736
Comstock Resources, Inc. *	590	23,647
Encore Acquisition Co. *	1,966	73,528
Exterran Holdings, Inc. *	5,742	136,315
Forest Oil Corp. *	3,447	67,458
Frontier Oil Corp.	19,672	273,835
Helix Energy Solutions Group, Inc. *	11,130	166,727
Helmerich & Payne, Inc.	3,025	119,578
Mariner Energy Inc. *	5,145	72,956
Newfield Exploration Co. *	4,038	171,857
Oceaneering International, Inc. *	2,706	153,566
Overseas Shipholding Group, Inc.	1,479	55,270
Patriot Coal Corp. *	7,388	86,883
Patterson-UTI Energy, Inc.	6,857	103,541

See notes to schedule of investments.

Investments	Shares	Value

Energy—4.2% (continued)
Plains Exploration & Production Co. *	4,294	$118,772
Pride International, Inc. *	5,250	159,810
Quicksilver Resources, Inc. *	5,199	73,774
Southern Union Co.	8,708	181,040
Superior Energy Services, Inc. *	4,190	94,359
Tidewater, Inc.	1,164	54,813
Unit Corp. *	1,909	78,746

Total Energy		2,566,140

Food & Staples Retailing—0.8%
BJ’s Wholesale Club, Inc. *	9,325	337,752
Ruddick Corp.	5,518	146,889

Total Food & Staples Retailing		484,641

Food, Beverage & Tobacco—2.4%
Corn Products International, Inc.	4,892	139,520
Flowers Foods, Inc.	3,560	93,592
Hansen Natural Corp. *	1,273	46,770
Lancaster Colony Corp.	1,059	54,295
PepsiAmericas, Inc.	9,764	278,860
Ralcorp Holdings, Inc. *	1,646	96,242
Smithfield Foods, Inc. *	46,567	642,625
Tootsie Roll Industries, Inc.	749	17,811
Universal Corp.	2,344	98,026

Total Food, Beverage & Tobacco		1,467,741

Health Care Equipment & Services—8.9%
Beckman Coulter, Inc.	2,966	204,476
Cerner Corp. *	1,487	111,228
Community Health Systems, Inc. *	28,693	916,167
Edwards Lifesciences Corp. *	853	59,633
Gen-Probe, Inc. *	426	17,653
Health Management Associates, Inc. Class A *	105,869	792,959
Health Net, Inc. *	51,604	794,702
Henry Schein, Inc. *	6,845	375,859
Hill-Rom Holdings, Inc.	3,291	71,678
Hologic, Inc. *	3,983	65,082
IDEXX Laboratories, Inc. *	1,171	58,550
Immucor, Inc. *	1,643	29,081
Kindred Healthcare, Inc. *	13,855	224,867
Kinetic Concepts, Inc. *	3,454	127,729
LifePoint Hospitals, Inc. *	4,786	129,509
Lincare Holdings, Inc. *	2,494	77,938
Masimo Corp. *	370	9,694
Omnicare, Inc.	10,086	227,137
Owens & Minor, Inc.	578	26,154
Psychiatric Solutions, Inc. *	2,333	62,431
ResMed, Inc. *	795	35,934
STERIS Corp.	1,751	53,318
Teleflex, Inc.	1,905	92,031
Thoratec Corp. *	371	11,230

See notes to schedule of investments.

Investments	Shares	Value

Health Care Equipment & Services—8.9% (continued)
Universal Health Services, Inc. Class B	5,423	$335,846
VCA Antech, Inc. *	2,754	74,055
WellCare Health Plans, Inc. *	16,703	411,729

Total Health Care Equipment & Service		5,396,670

Household & Personal Products—1.0%
Alberto-Culver Co.	2,548	70,529
Church & Dwight Co., Inc.	1,646	93,394
Energizer Holdings, Inc. *	3,455	229,204
NBTY, Inc. *	5,255	207,993

Total Household & Personal Products		601,120

Insurance—3.7%
American Financial Group, Inc.	7,326	186,813
Arthur J. Gallagher & Co.	2,494	60,779
Brown & Brown, Inc.	1,805	34,584
Everest Re Group Ltd.	1,858	162,947
Fidelity National Financial, Inc. Class A	12,668	191,033
First American Corp.	9,126	295,408
Hanover Insurance Group, Inc.	2,498	103,242
HCC Insurance Holdings, Inc.	3,397	92,908
Horace Mann Educators Corp.	3,614	50,488
Mercury General Corp.	2,283	82,599
Old Republic International Corp.	13,065	159,132
Protective Life Corp.	9,981	213,793
Reinsurance Group of America, Inc.	5,796	258,501
StanCorp Financial Group, Inc.	2,865	115,660
Unitrin, Inc.	6,158	120,019
W.R. Berkley Corp.	6,059	153,172

Total Insurance		2,281,078

Materials—10.6%
Albemarle Corp.	4,786	165,596
AptarGroup, Inc.	2,336	87,273
Ashland, Inc.	28,962	1,251,737
Cabot Corp.	6,857	158,465
Carpenter Technology Corp.	3,879	90,730
Cliffs Natural Resources, Inc.	4,982	161,218
Commercial Metals Co.	28,167	504,189
Cytec Industries, Inc.	6,645	215,763
Greif, Inc. Class A	4,136	227,687
Louisiana-Pacific Corp. *	33,051	220,450
Lubrizol Corp.	5,311	379,524
Martin Marietta Materials, Inc.	845	77,799
Minerals Technologies, Inc.	898	42,709
Olin Corp.	3,496	60,970
Packaging Corporation of America	6,842	139,577
Reliance Steel & Aluminum Co.	13,466	573,112
RPM International, Inc.	9,922	183,458
Scotts Miracle-Gro Co. Class A	3,718	159,688
Sensient Technologies Corp.	1,962	54,485
Sonoco Products Co.	6,326	174,218
Steel Dynamics, Inc.	27,476	421,482
Temple-Inland, Inc.	33,676	552,960

See notes to schedule of investments.

Investments	Shares	Value

Materials—10.6% (continued)
Terra Industries, Inc.	6,737	$233,572
Valspar Corp.	7,115	195,734
Worthington Industries, Inc.	8,235	114,467

Total Materials		6,446,863

Media—0.7%
DreamWorks Animation SKG, Inc. Class A *	1,114	39,625
Harte-Hanks, Inc.	6,797	94,003
John Wiley & Sons, Inc. Class A	1,964	68,308
Lamar Advertising Co. Class A *	3,459	94,915
Marvel Entertainment, Inc. *	692	34,337
Scholastic Corp.	4,676	113,813

Total Media		445,001

Pharmaceuticals, Biotechnology & Life Sciences—1.4%
Affymetrix, Inc. *	6,378	55,999
Bio-Rad Laboratories, Inc. Class A *	961	88,297
Charles River Laboratories International, Inc. *	2,074	76,697
Covance, Inc. *	1,640	88,806
Endo Pharmaceuticals Holdings, Inc. *	1,905	43,110
Medicis Pharmaceutical Corp. Class A	1,378	29,420
Mettler-Toledo International, Inc. *	1,012	91,677
OSI Pharmaceuticals, Inc. *	636	22,451
Perrigo Co.	1,967	66,858
Pharmaceutical Product Development, Inc.	2,171	47,632
Sepracor, Inc. *	4,044	92,608
Techne Corp.	155	9,695
United Therapeutics Corp. *	322	15,775
Valeant Pharmaceuticals International *	1,383	38,807
Varian, Inc. *	1,222	62,395
Vertex Pharmaceuticals, Inc *	268	10,157

Total Pharmaceuticals, Biotechnology & Life Sciences		840,384

Real Estate—2.1%
Alexandria Real Estate Equities, Inc. (a)	367	19,946
AMB Property Corp. (a)	1,431	32,841
BRE Properties, Inc. (a)	425	13,303
Camden Property Trust (a)	851	34,295
Corporate Office Properties Trust (a)	3,710	136,825
Cousins Properties, Inc. (a)	642	5,316
Duke Realty Corp. (a)	5,089	61,119
Equity One, Inc. (a)	525	8,227
Essex Property Trust, Inc. (a)	210	16,712
Federal Realty Investment Trust (a)	319	19,577
Highwoods Properties, Inc. (a)	738	23,210
Hospitality Properties Trust (a)	3,770	76,795
Jones Lang LaSalle, Inc.	3,878	183,701
Liberty Property Trust (a)	1,379	44,859
Macerich Co. (a)	2,304	69,880
Mack-Cali Realty Corp. (a)	1,431	46,264
Nationwide Health Properties, Inc. (a)	536	16,611
Omega Healthcare Investors, Inc. (a)	12,046	192,976
Potlatch Corp. (a)	2,920	83,074
Rayonier, Inc. (a)	1,481	60,588
Realty Income Corp. (a)	581	14,903
Regency Centers Corp. (a)	476	17,636

See notes to schedule of investments.

Investments	Shares	Value

Real Estate—2.1% (continued)
SL Green Realty Corp. (a)	900	$39,465
UDR Inc. (a)	1,541	24,255
Weingarten Realty Investors (a)	1,225	24,402

Total Real Estate		1,266,780

Retailing—8.8%
99 Cents Only Stores *	4,030	54,204
Aaron’s, Inc.	964	25,450
Advance Auto Parts, Inc.	5,727	224,957
Aeropostale, Inc. *	3,503	152,275
American Eagle Outfitters, Inc.	11,312	190,720
AnnTaylor Stores Corp. *	16,348	259,770
Barnes & Noble, Inc.	12,948	287,705
Carmax, Inc. *	37,815	790,333
Chico’s FAS, Inc. *	18,355	238,615
Coldwater Creek, Inc. *	15,742	129,084
Collective Brands, Inc. *	10,934	189,486
Dick’s Sporting Goods, Inc. *	10,464	234,394
Dollar Tree, Inc. *	3,716	180,895
Foot Locker, Inc.	28,527	340,898
Guess?, Inc.	5,153	190,867
J. Crew Group, Inc. *	3,981	142,599
LKQ Corp. *	5,201	96,427
NetFlix, Inc. *	1,643	75,857
PetSmart, Inc.	9,881	214,912
priceline.com, Inc. *	1,013	167,976
Rent-A-Center, Inc. *	7,229	136,484
Ross Stores, Inc.	7,691	367,399
Saks, Inc. *	29,187	199,055
Urban Outfitters, Inc. *	3,391	102,306
Williams-Sonoma, Inc.	18,288	369,965

Total Retailing		5,362,633

Semiconductors & Semiconductor Equipment—1.4%
Atmel Corp. *	18,720	78,437
Cree, Inc. *	1,112	40,866
Fairchild Semiconductor International, Inc. *	13,063	133,634
Integrated Device Technology, Inc. *	5,092	34,422
International Rectifier Corp. *	3,078	59,990
Intersil Corp. Class A	3,182	48,716
Lam Research Corp. *	4,301	146,922
RF Micro Devices, Inc. *	46,050	250,053
Semtech Corp. *	786	13,370
Silicon Laboratories, Inc. *	693	32,127

Total Semiconductors & Semiconductor Equipment		838,537

Software & Services—5.5%
ACI Worldwide, Inc. *	1,007	15,236
Acxiom Corp.	6,697	63,354
Advent Software, Inc. *	418	16,825
Alliance Data Systems Corp. *	1,863	113,792
ANSYS, Inc. *	583	21,845
Broadridge Financial Solutions, Inc.	6,638	133,424
Cadence Design Systems, Inc. *	20,197	148,246
Digital River, Inc. *	632	25,482
DST Systems, Inc. *	2,232	99,994

See notes to schedule of investments.

Investments	Shares	Value

Software & Services—5.5% (continued)
Equinix, Inc. *	8,166	$751,271
FactSet Research Systems, Inc.	536	35,505
Fair Isaac Corp.	2,120	45,559
Gartner, Inc. *	2,868	52,398
Global Payments, Inc.	1,377	64,306
Hewitt Associates, Inc., Class A	4,882	177,851
Informatica Corp. *	6,936	156,615
Jack Henry & Associates, Inc.	1,482	34,783
Lender Processing Services, Inc.	2,711	103,479
Mantech International Corp. Class A *	1,320	62,251
Mentor Graphics Corp. *	5,731	53,356
Metavante Technologies, Inc. *	3,826	131,920
MICROS Systems, Inc. *	12,052	363,849
NeuStar, Inc. Class A *	949	21,447
Parametric Technology Corp. *	3,397	46,947
Quest Software, Inc. *	950	16,008
Rovi Corp. *	1,064	35,750
SAIC Inc. *	16,648	292,005
SRA International, Inc. Class A *	3,401	73,428
Sybase, Inc. *	1,753	68,192
Synopsys, Inc. *	2,702	60,579
ValueClick, Inc. *	3,711	48,948

Total Software & Services		3,334,645

Technology Hardware & Equipment—13.2%
3Com Corp. *	21,530	112,602
ADC Telecommunications, Inc. *	10,758	89,722
Adtran, Inc.	1,320	32,406
Arrow Electronics, Inc. *	38,669	1,088,532
Avnet, Inc. *	38,812	1,007,948
Avocent Corp. *	1,479	29,979
CommScope, Inc. *	9,429	282,210
Diebold, Inc.	4,362	143,641
F5 Networks, Inc. *	1,012	40,106
Imation Corp.	6,577	60,969
Ingram Micro, Inc. Class A *	105,211	1,772,805
Itron, Inc. *	2,868	183,954
National Instruments Corp.	1,278	35,311
NCR Corp. *	14,522	200,694
Palm, Inc. *	25,550	445,337
Plantronics, Inc.	2,496	66,918
Polycom, Inc. *	2,759	73,803
Tech Data Corp. *	49,866	2,074,923
Trimble Navigation Ltd. *	2,445	58,460
Vishay Intertechnology, Inc. *	26,778	211,546
Zebra Technologies Corp. Class A *	1,801	46,700

Total Technology Hardware & Equipment		8,058,566

Telecommunication Services—0.8%
Cincinnati Bell, Inc. *	28,211	98,739
Syniverse Holdings, Inc. *	11,648	203,839
Telephone & Data Systems, Inc.	5,997	185,967

Total Telecommunication Services		488,545

See notes to schedule of investments.

Investments	Shares	Value

Transportation—2.4%
Airtran Holdings, Inc. *	24,981	$156,131
Alaska Air Group, Inc. *	5,153	138,049
Alexander & Baldwin, Inc.	2,764	88,697
Con-way, Inc.	8,860	339,516
JB Hunt Transport Services, Inc.	5,742	184,491
JetBlue Airways Corp. *	22,078	132,026
Kansas City Southern *	4,080	108,079
Kirby Corp. *	4,661	171,618
Landstar System, Inc.	906	34,482
Werner Enterprises, Inc.	5,034	93,783

Total Transportation		1,446,872

Utilities—4.7%
AGL Resources, Inc.	3,241	114,310
Alliant Energy Corp.	4,406	122,707
Aqua America, Inc.	1,120	19,757
Black Hills Corp.	1,165	29,323
Cleco Corp.	587	14,722
DPL, Inc.	2,705	70,601
Energen Corp.	1,853	79,864
Great Plains Energy, Inc.	4,937	88,619
Hawaiian Electric Industries, Inc.	4,945	89,603
IDACORP, Inc.	1,171	33,713
MDU Resources Group, Inc.	8,068	168,218
National Fuel Gas Co.	2,754	126,161
NSTAR	3,392	107,933
NV Energy Inc.	14,072	163,094
OGE Energy Corp.	6,266	207,279
ONEOK, Inc.	22,698	831,202
PNM Resources, Inc.	6,691	78,151
UGI Corp.	9,715	243,458
Vectren Corp.	3,400	78,336
Westar Energy, Inc.	3,500	68,285
WGL Holdings, Inc.	2,917	96,669

Total Utilities		2,832,005

Total Investments—99.9% (Cost $51,062,222)		60,873,434

Other Assets in Excess of Liabilities—0.1%		66,787

Net Assets—100.0%		$60,940,221

†	Based on the hierarchy of inputs used in fair value measurement, securities listed are level 1 quoted prices in active markets for identical securities.
*	Non-income producing security.
(a)	Real Estate Investment Trust.

See notes to schedule of investments.

SCHEDULE OF INVESTMENTS

REVENUESHARES SMALL CAP FUND

SEPTEMBER 30, 2009 (Unaudited)

Investments	Shares	Value

COMMON STOCKS†—100.0%
Automobiles & Components—1.0%
Drew Industries, Inc. *	2,916	$63,248
Spartan Motors, Inc.	20,775	106,784
Standard Motor Products, Inc.	16,618	252,594
Superior Industries International, Inc.	4,781	67,890
Winnebago Industries, Inc. *	11,413	167,885

Total Automobiles & Components		658,401

Banks—1.9%
Bank Mutual Corp.	1,326	11,722
Bank of the Ozarks, Inc.	5,586	148,197
Boston Private Financial Holdings, Inc.	7,904	51,455
Brookline Bancorp, Inc.	1,008	9,798
Cascade Bancorp	1,490	1,803
Central Pacific Financial Corp.	2,441	6,151
Columbia Banking System, Inc.	1,700	28,135
Community Bank System, Inc.	958	17,503
Dime Community Bancshares, Inc.	1,058	12,093
East West Bancorp, Inc.	3,504	29,083
First BanCorp.	8,067	24,604
First Commonwealth Financial Corp.	2,440	13,859
First Financial Bancorp	1,377	16,593
First Financial Bankshares, Inc.	267	13,206
First Midwest Bancorp, Inc.	1,908	21,503
Frontier Financial Corp.	7,917	8,630
Glacier Bancorp, Inc.	1,542	23,037
Hancock Holding Co.	797	29,943
Hanmi Financial Corp. *	11,161	18,304
Home Bancshares, Inc.	478	10,478
Independent Bank Corp. MI	9,073	17,239
Independent Bank Corp. MA	2,437	53,931
Nara Bancorp, Inc.	1,487	10,335
National Penn Bancshares, Inc.	2,596	15,862
NBT Bancorp, Inc.	5,250	118,335
Old National Bancorp.	2,548	28,538
Pinnacle Financial Partners, Inc. *	3,345	42,515
PrivateBancorp, Inc.	1,007	24,631
Prosperity Bancshares, Inc.	1,004	34,929
S&T Bancorp, Inc.	527	6,830
Signature Bank *	906	26,274
Simmons First National Corp. Class A	577	16,623
South Financial Group, Inc.	16,403	24,112
Sterling Bancorp	904	6,527
Sterling Bancshares, Inc.	3,824	27,953
Sterling Financial Corp. *	9,653	19,306
Susquehanna Bancshares, Inc.	3,929	23,142
Tompkins Financial Corp.	261	11,406
TrustCo Bank Corp.	1,326	8,288
UCBH Holdings, Inc.	10,559	8,447
UMB Financial Corp.	1,060	42,866
Umpqua Holdings Corp.	2,814	29,828
United Bankshares, Inc.	1,109	21,725

See notes to schedule of investments.

Investments	Shares	Value

Banks—1.9% (continued)
United Community Banks, Inc. *	3,171	$15,855
Whitney Holding Corp.	3,176	30,299
Wilshire Bancorp, Inc.	1,487	10,915
Wintrust Financial Corp.	2,496	69,788

Total Banks		1,242,596

Capital Goods—10.0%
A.O. Smith Corp.	5,522	210,388
AAON, Inc.	1,788	35,903
AAR Corp. *	5,620	123,303
Actuant Corp. Class A	212	3,405
Acuity Brands, Inc.	4,244	136,699
Aerovironment, Inc. *	530	14,888
Albany International Corp. Class A	5,732	111,201
American Science & Engineering, Inc.	2,385	162,275
Apogee Enterprises, Inc.	6,643	99,778
Applied Industrial Technologies, Inc.	7,801	165,069
Applied Signal Technology, Inc.	740	17,220
Astec Industries, Inc. *	2,171	55,295
AZZ, Inc. *	795	31,935
Badger Meter, Inc.	1,168	45,190
Baldor Electric Co.	8,596	235,015
Barnes Group, Inc.	7,113	121,561
Belden, Inc.	8,271	191,060
Brady Corp. Class A	4,454	127,919
Briggs & Stratton Corp.	10,356	201,010
C&D Technologies, Inc. *	7,643	16,432
Cascade Corp.	1,271	33,987
Ceradyne, Inc. *	2,014	36,917
CIRCOR International, Inc.	5,567	157,323
CLARCOR, Inc.	2,124	66,609
Comfort Systems USA, Inc.	12,885	149,337
Cubic Corp.	2,071	81,742
Curtiss-Wright Corp.	4,083	139,353
EMCOR Group, Inc. *	22,081	559,091
Encore Wire Corp.	633	14,141
EnPro Industries, Inc. *	3,922	89,657
ESCO Technologies, Inc. *	3,453	136,048
Esterline Technologies Corp. *	2,862	112,219
Gardner Denver, Inc. *	5,464	190,584
GenCorp, Inc. *	16,419	88,006
Gibraltar Industries, Inc.	6,205	82,340
Griffon Corp. *	10,714	107,890
II-VI, Inc. *	1,114	28,340
Insituform Technologies, Inc. Class A *	1,911	36,577
John Bean Technologies Corp.	8,015	145,633
Kaman Corp.	4,187	92,030
Kaydon Corp.	1,060	34,365
Lawson Products, Inc.	1,808	31,477
Lindsay Corp.	587	23,116
Lydall, Inc. *	5,090	26,773
Magnetek, Inc. *	3,286	5,126
Moog, Inc. Class A *	4,134	121,953
Mueller Industries, Inc.	8,696	207,574
NCI Building Systems, Inc. *	7,113	22,762
Orbital Sciences Corp. *	5,040	75,449
Quanex Building Products Corp.	6,625	95,135

See notes to schedule of investments.

Investments	Shares	Value

Capital Goods—10.0% (continued)
Regal-Beloit Corp.	4,669	$213,420
Robbins & Myers, Inc.	2,759	64,781
Simpson Manufacturing Co., Inc.	1,960	49,510
Standex International Corp.	2,387	47,334
Stanley, Inc. *	7,052	181,377
Teledyne Technologies, Inc. *	3,234	116,392
Toro Co.	4,083	162,381
Tredegar Corp.	3,457	50,127
Triumph Group, Inc.	1,965	94,300
Universal Forest Products, Inc.	6,950	274,246
Vicor Corp. *	3,022	23,330
Watsco, Inc.	3,293	177,526
Watts Water Technologies, Inc. Class A	4,195	126,899

Total Capital Goods		6,678,723

Commercial & Professional Services—5.5%
ABM Industries, Inc.	13,487	283,766
ATC Technology Corp. *	2,387	47,167
Administaff, Inc.	6,520	171,280
Bowne & Co., Inc.	16,910	130,207
CDI Corp.	8,448	118,694
Consolidated Graphics, Inc. *	4,140	103,293
Exponent, Inc. *	4,241	119,469
G&K Services, Inc. Class A	3,229	71,555
Geo Group, Inc. *	3,982	80,317
Healthcare Services Group, Inc.	2,868	52,656
Heidrick & Struggles International, Inc.	2,175	50,591
Interface, Inc. Class A	15,079	125,156
Mobile Mini, Inc. *	1,963	34,078
On Assignment, Inc. *	10,040	58,734
School Specialty, Inc. *	4,140	98,201
Spherion Corp. *	132,924	825,457
Standard Register Co.	7,104	41,772
SYKES Enterprises, Inc. *	3,179	66,187
Tetra Tech, Inc. *	6,059	160,745
TrueBlue, Inc. *	11,896	167,377
United Stationers, Inc. *	10,091	480,433
Viad Corp.	3,129	62,298
Volt Information Sciences, Inc. *	25,522	311,879

Total Commercial & Professional Services		3,661,312

Consumer Durables & Apparel—9.0%
Arctic Cat, Inc.	8,659	61,133
Brunswick Corp.	109,037	1,306,262
Carter’s, Inc. *	5,416	144,607
CROCS, Inc. *	39,050	259,683
Deckers Outdoor Corp. *	634	53,795
Ethan Allen Interiors, Inc.	4,768	78,672
Helen of Troy Ltd. *	34,169	663,903
Iconix Brand Group, Inc. *	1,696	21,149
JAKKS Pacific, Inc. *	3,351	47,986
Kid Brands, Inc. *	20,888	129,506
K-Swiss, Inc. Class A	2,124	18,670
La-Z-Boy, Inc.	41,250	356,812
Liz Claiborne, Inc.	98,362	484,924
M/I Homes, Inc. *	5,037	68,453
Maidenform Brands, Inc. *	3,125	50,188

See notes to schedule of investments.

Investments	Shares	Value

Consumer Durables & Apparel—9.0% (continued)
Meritage Homes Corp. *	10,515	$213,455
Movado Group, Inc.	5,626	81,746
National Presto Industries, Inc.	475	41,092
Nautilus, Inc. *	16,791	28,545
Oxford Industries, Inc.	12,949	255,095
Perry Ellis International, Inc. *	8,128	130,373
Polaris Industries, Inc.	5,200	212,056
Pool Corp.	7,696	171,005
Quiksilver, Inc. *	111,357	306,231
RC2 Corp. *	4,670	66,548
Skechers U.S.A., Inc. Class A *	8,856	151,792
Skyline Corp.	901	20,327
Standard-Pacific Corp. *	68,294	252,005
Sturm Ruger & Co., Inc.	1,534	19,850
True Religion Apparel, Inc. *	1,543	40,010
UniFirst Corp.	2,550	113,348
Universal Electronics, Inc. *	1,272	25,974
Volcom, Inc. *	2,335	38,481
Wolverine World Wide, Inc.	4,244	105,421

Total Consumer Durables & Apparel		6,019,097

Consumer Services—4.7%
American Public Education, Inc. *	1,060	36,824
Buffalo Wild Wings, Inc. *	1,167	48,559
California Pizza Kitchen, Inc. *	5,140	80,287
Capella Education Co. *	320	21,549
CEC Entertainment, Inc. *	2,547	65,865
CKE Restaurants, Inc.	12,365	129,709
Coinstar, Inc. *	3,024	99,732
Cracker Barrel Old Country Store, Inc.	8,749	300,966
DineEquity, Inc.	8,395	207,776
Hillenbrand, Inc.	3,027	61,660
Interval Leisure Group, Inc. *	5,356	66,843
Jack in the Box, Inc. *	9,759	199,962
Landry’s Restaurants, Inc. *	6,962	73,101
Marcus Corp.	2,070	26,475
Monarch Casino & Resort, Inc. *	1,011	10,878
Multimedia Games, Inc. *	3,289	16,840
O’Charleys, Inc. *	31,339	293,646
Papa John’s International, Inc. *	4,662	114,545
Peet’s Coffee & Tea, Inc. *	849	23,967
P.F. Chang’s China Bistro, Inc. *	3,820	129,765
Pinnacle Entertainment, Inc. *	10,347	105,436
Pre-Paid Legal Services, Inc. *	797	40,488
Red Robin Gourmet Burgers, Inc. *	3,821	78,025
Ruby Tuesday, Inc. *	64,793	545,557
Ruth’s Hospitality Group, Inc. *	19,133	80,741
Shuffle Master, Inc. *	2,915	27,459
Sonic Corp. *	4,877	53,940
Steak N Shake Co.*	8,015	94,337
Texas Roadhouse, Inc. Class A *	8,219	87,286
Universal Technical Institute, Inc. *	1,429	28,151

Total Consumer Services		3,150,369

See notes to schedule of investments.

Investments	Shares	Value

Diversified Financials—0.7%
Cash America International, Inc.	2,603	$78,507
Financial Federal Corp.	586	14,462
First Cash Financial Services, Inc. *	1,535	26,295
Greenhill & Co., Inc.	261	23,380
Investment Technology Group, Inc. *	2,709	75,635
LaBranche & Co., Inc. *	3,919	13,325
optionsXpress Holdings, Inc.	1,486	25,678
Piper Jaffray Cos. *	952	45,429
Portfolio Recovery Associates, Inc. *	534	24,206
Rewards Network , Inc. *	1,805	24,801
Stifel Financial Corp. *	1,382	75,872
SWS Group, Inc.	2,017	29,045
TradeStation Group, Inc. *	1,907	15,542
World Acceptance Corp. *	1,221	30,781

Total Diversified Financials		502,958

Energy—6.5%
Atwood Oceanics, Inc. *	2,064	72,797
Basic Energy Services, Inc. *	5,781	49,081
Bristow Group, Inc. *	3,282	97,443
CARBO Ceramics, Inc.	793	40,879
Dril-Quip, Inc. *	1,802	89,451
Gulf Island Fabrication, Inc.	2,329	43,645
Holly Corp.	23,322	597,510
Hornbeck Offshore Services, Inc. *	1,852	51,041
ION Geophysical Corp. *	18,334	64,536
Lufkin Industries, Inc.	1,323	70,357
Matrix Service Co. *	6,048	65,742
NATCO Group, Inc. Class A *	2,869	127,039
Oil States International, Inc. *	9,341	328,149
Penn Virginia Corp.	3,021	69,211
Petroleum Development Corp. *	1,966	36,686
Petroquest Energy, Inc. *	3,870	25,116
Pioneer Drilling Co. *	6,899	50,639
SEACOR Holdings, Inc. *	1,596	130,281
Seahawk Drilling, Inc. *	380	11,814
St. Mary Land & Exploration Co.	4,719	153,179
Stone Energy Corp. *	4,248	69,285
Superior Well Services, Inc. *	3,182	30,802
Swift Energy Co. *	2,920	69,146
Tetra Technologies, Inc. *	13,638	132,152
World Fuel Services Corp.	39,705	1,908,619

Total Energy		4,384,600

Food & Staples Retailing—3.2%
Andersons, Inc.	14,386	506,387
Casey’s General Stores, Inc.	13,325	418,139
Great Atlantic & Pacific Tea Co., Inc. *	70,750	630,382
Nash Finch Co.	7,697	210,436
Spartan Stores, Inc.	7,111	100,478
United Natural Foods, Inc. *	12,692	303,593

Total Food & Staples Retailing		2,169,415

See notes to schedule of investments.

Investments	Shares	Value

Food, Beverage & Tobacco—1.6%
Alliance One International, Inc. *	63,404	$284,051
Boston Beer Co., Inc. Class A *	905	33,557
Cal-Maine Foods, Inc.	2,232	59,751
Darling International, Inc. *	12,425	91,324
Diamond Foods, Inc.	1,481	46,977
Green Mountain Coffee Roasters, Inc. *	1,428	105,444
Hain Celestial Group, Inc. *	3,818	73,191
J&J Snack Foods Corp.	1,376	59,429
Lance, Inc.	2,604	67,235
Sanderson Farms, Inc.	3,510	132,116
TreeHouse Foods, Inc. *	4,139	147,638

Total Food, Beverage & Tobacco		1,100,713

Health Care Equipment & Services—6.5%
Abaxis, Inc. *	426	11,395
Air Methods Corp. *	2,228	72,566
Align Technology, Inc. *	15,882	225,842
Almost Family, Inc. *	213	6,337
Amedisys, Inc. *	1,754	76,527
American Medical Systems Holdings, Inc.*	3,922	66,360
AMERIGROUP Corp. *	11,048	244,934
AMN Healthcare Services, Inc. *	10,290	97,858
Amsurg Corp. *	1,911	40,571
Analogic Corp.	953	35,280
Bio-Reference Labs, Inc. *	906	31,166
Catalyst Health Solutions, Inc. *	7,263	211,716
Centene Corp. *	13,953	264,270
Chemed Corp.	1,914	84,005
Computer Programs & Systems, Inc.	423	17,516
CONMED Corp. *	2,172	41,637
Cooper Cos., Inc.	5,628	167,320
Corvel Corp. *	1,165	33,086
Cross Country Healthcare, Inc. *	5,847	54,436
CryoLife Inc. *	798	6,360
Cyberonics *	530	8,448
Eclipsys Corp. *	2,543	49,080
Genoptix, Inc. *	1,178	40,971
Gentiva Health Services, Inc. *	3,457	86,460
Greatbatch, Inc. *	1,379	30,986
Haemonetics Corp. *	579	32,493
Hanger Orthopedic Group, Inc. *	7,578	105,107
Healthspring, Inc. *	8,546	104,689
Healthways, Inc. *	5,468	83,770
HMS Holdings Corp. *	424	16,210
ICU Medical, Inc. *	423	15,592
Integra Lifesciences Holdings Corp. *	1,277	43,610
Invacare Corp.	8,119	180,891
inVentiv Health, Inc. *	6,579	110,067
IPC The Hospitalist Co., Inc. *	4,079	128,285
Kensy Nash Corp. *	270	7,816
Landauer, Inc.	105	5,773
LCA-Vision, Inc. *	5,146	36,073
LHC Group, Inc. *	692	20,712
Magellan Health Services, Inc. *	5,253	163,158
Medcath Corp. *	4,562	40,009
Mednax, Inc. *	2,230	122,472
Meridian Bioscience, Inc.	372	9,304
Merit Medical Systems, Inc. *	897	15,545

See notes to schedule of investments.

Investments	Shares	Value

Health Care Equipment & Services—6.5% (continued)
Molina Healthcare, Inc. *	11,365	$235,142
MWI Veterinary Supply, Inc. *	1,912	76,384
Natus Medical, Inc. *	794	12,251
Neogen Corp. *	738	23,830
Odyssey HealthCare, Inc. *	4,347	54,338
Omnicell, Inc. *	1,433	15,964
Osteotech, Inc. *	3,183	14,164
Palomar Medical Technologies, Inc. *	687	11,136
PharMerica Corp. *	9,387	174,317
Phase Forward, Inc. *	847	11,892
PSS World Medical, Inc. *	6,696	146,174
Quality Systems, Inc.	321	19,764
RehabCare Group, Inc. *	3,232	70,102
Res-Care, Inc. *	8,011	113,836
SurModics, Inc. *	267	6,568
Symmetry Medical, Inc. *	3,392	35,175
Theragenics Corp. *	3,816	6,106
West Pharmaceutical Services, Inc.	2,013	81,748
Zoll Medical Corp. *	1,384	29,784

Total Health Care Equipment & Services		4,385,378

Household & Personal Products—0.5%
Central Garden & Pet Co., Class A *	24,148	263,937
Chattem, Inc. *	426	28,291
Mannatech, Inc.	10,736	41,119
WD-40 Co.	798	22,663

Total Household & Personal Products		356,010

Insurance—1.5%
American Physicians Capital, Inc.	1,717	49,467
Amerisafe, Inc. *	1,163	20,062
Delphi Financial Group, Inc. Class A	7,216	163,298
eHealth, Inc. *	1,223	17,758
Employers Holdings, Inc.	270	4,180
Infinity Property & Casualty Corp.	1,481	62,913
National Financial Partners Corp. *	24,810	216,342
Navigators Group, Inc. *	849	46,695
Presidential Life Corp.	2,174	22,523
ProAssurance Corp. *	848	44,257
RLI Corp.	692	36,524
Safety Insurance Group, Inc.	1,220	40,162
Selective Insurance Group, Inc.	5,728	90,101
Stewart Information Services Corp.	7,746	95,818
Tower Group, Inc.	1,383	33,731
United Fire & Casualty Co.	1,852	33,151
Zenith National Insurance Corp.	1,535	47,432

Total Insurance		1,024,414

Materials—5.1%
A.M. Castle & Co.	9,507	94,500
AMCOL International Corp.	2,655	60,773
American Vanguard Corp.	794	6,598
Arch Chemicals, Inc.	4,245	127,308
Balchem Corp.	633	16,648
Brush Engineered Materials, Inc. *	5,257	128,586
Buckeye Technologies, Inc. *	17,137	183,880

See notes to schedule of investments.

Investments	Shares	Value

Materials—5.1% (continued)
Calgon Carbon Corp. *	2,016	$29,897
Century Aluminum Co. *	14,324	133,929
Clearwater Paper Corp. *	1,859	76,832
Deltic Timber Corp.	208	9,520
Eagle Materials, Inc.	2,711	77,480
H.B. Fuller Co.	6,626	138,483
Headwaters, Inc. *	8,914	34,497
Myers Industries, Inc.	8,382	90,274
Neenah Paper, Inc.	6,263	73,716
NewMarket Corp.	2,973	276,609
Olympic Steel, Inc.	4,034	115,735
OM Group, Inc. *	5,732	174,195
Penford Corp.	2,497	17,903
PolyOne Corp. *	66,919	446,351
Quaker Chemical Corp.	3,289	72,128
Rock-Tenn Co. Class A	5,305	249,920
RTI International Metals, Inc. *	2,968	73,933
Schulman A., Inc.	8,170	162,828
Schweitzer-Mauduit International, Inc.	3,187	173,245
Stepan Co.	2,492	149,719
Texas Industries, Inc.	2,068	86,835
Wausau Paper Corp.	8,059	80,590
Zep, Inc.	2,437	39,601

Total Materials		3,402,513

Media—2.0%
Arbitron, Inc.	2,333	48,433
E.W. Scripps Co. Class A *	86,613	649,598
Live Nation, Inc. *	79,340	649,794

Total Media		1,347,825

Pharmaceuticals, Biotechnology & Life Sciences—0.6%
Cambrex Corp. *	4,666	29,396
Cubist Pharmaceuticals, Inc. *	1,111	22,442
Dionex Corp. *	529	34,369
Enzo Biochem, Inc. *	1,112	7,873
eResearch Technology, Inc. *	2,276	15,932
Kendle International, Inc. *	2,181	36,466
Martek Biosciences Corp. *	848	19,156
Par Pharmaceutical Cos., Inc. *	3,077	66,186
Parexel International Corp. *	10,357	140,752
Regeneron Pharmaceuticals, Inc. *	1,056	20,381
Salix Pharmaceuticals Ltd. *	1,384	29,424
Viropharma, Inc. *	1,330	12,795

Total Pharmaceuticals, Biotechnology & Life Sciences		435,172

Real Estate—1.2%
Acadia Realty Trust (a)	640	9,645
BioMed Realty Trust, Inc. (a)	2,276	31,409
Cedar Shopping Centers, Inc. (a)	2,175	14,029
Colonial Properties Trust (a)	3,503	34,084
DiamondRock Hospitality Co. * (a)	9,612	77,857
EastGroup Properties, Inc. (a)	368	14,065
Entertainment Properties Trust (a)	689	23,522
Extra Space Storage, Inc. (a)	2,122	22,387
Forestar Group, Inc. *	2,279	39,153

See notes to schedule of investments.

Investments	Shares	Value

Real Estate—1.2% (continued)
Franklin Street Properties Corp. (a)	3,341	$43,767
Healthcare Realty Trust, Inc. (a)	462	9,762
Home Properties, Inc. (a)	952	41,022
Inland Real Estate Corp. (a)	1,116	9,776
Kilroy Realty Corp. (a)	635	17,615
Kite Realty Group Trust (a)	2,064	8,607
LaSalle Hotel Properties (a)	4,560	89,649
Lexington Realty Trust (a)	7,812	39,841
LTC Properties, Inc. (a)	266	6,395
Medical Properties Trust, Inc. (a)	1,169	9,130
Mid-America Apartment Communities, Inc. (a)	791	35,698
National Retail Properties, Inc. (a)	1,114	23,918
Parkway Properties, Inc. (a)	1,168	23,010
Pennsylvania Real Estate Investment Trust (a)	6,579	50,066
Post Properties, Inc. (a)	1,056	19,008
PS Business Parks, Inc. (a)	427	21,914
Senior Housing Properties Trust (a)	1,163	22,225
Sovran Self Storage, Inc. (a)	424	12,902
Tanger Factory Outlet Centers, Inc. (a)	429	16,019
Urstadt Biddle Properties, Inc. Class A (a)	368	5,369

Total Real Estate		771,844

Retailing—18.6%
Audiovox Corp. Class A *	6,530	44,731
Big 5 Sporting Goods Corp.	12,789	193,114
Blue Nile, Inc. *	898	55,784
Brown Shoe Co, Inc.	28,380	227,608
Buckle, Inc.	1,911	65,242
Cabela’s, Inc. *	26,167	349,068
Cato Corp. Class A	4,299	87,227
Childrens Place Retail Stores, Inc. *	6,007	179,970
Christopher & Banks Corp.	10,349	70,063
Dress Barn, Inc. *	11,046	198,055
Finish Line Class A	15,822	160,752
Fred’s, Inc. Class A	11,941	152,009
Genesco, Inc. *	7,749	186,518
Group 1 Automotive, Inc.	47,815	1,283,832
Gymboree Corp. *	2,706	130,916
Haverty Furniture Cos., Inc. *	6,105	72,100
Hibbett Sports, Inc. *	2,334	42,549
Hot Topic, Inc. *	6,477	48,513
HSN, Inc. *	75,133	1,223,164
Jo-Ann Stores, Inc. *	10,252	275,061
Jos A. Bank Clothiers, Inc. *	1,489	66,663
Lithia Motors, Inc. Class A	60,809	948,012
MarineMax, Inc. *	23,360	182,442
Men’s Wearhouse, Inc.	10,984	271,305
Midas Inc. *	1,799	16,911
NutriSystem, Inc.	3,611	55,104
OfficeMax, Inc. *	99,530	1,252,086
PEP Boys-Manny, Moe & Jack	45,281	442,395
PetMed Express, Inc.	796	15,005
Sonic Automotive, Inc. Class A	154,754	1,624,916
Stage Stores, Inc.	17,137	222,096
Stamps.com, Inc. *	636	5,883
Stein Mart, Inc. *	92,681	1,177,976
Ticketmaster Entertainment Inc. *	16,844	196,906
Tractor Supply Co. *	4,984	241,325

See notes to schedule of investments.

Investments	Shares	Value

Retailing—18.6% (continued)
Tuesday Morning Corp. *	54,502	$226,728
Tween Brands, Inc. *	15,385	129,080
Zale Corp. *	46,286	330,945
Zumiez, Inc. *	3,072	50,412

Total Retailing		12,502,466

Semiconductors & Semiconductor Equipment—2.5%
Actel Corp. *	1,328	16,162
Advanced Energy Industries, Inc. *	2,437	34,703
ATMI, Inc. *	1,854	33,650
Brooks Automation, Inc. *	7,324	56,615
Cabot Microelectronics Corp. *	1,012	35,278
Cohu, Inc.	1,268	17,194
Cymer, Inc. *	1,489	57,863
Cypress Semiconductor Corp. *	27,387	282,907
Diodes, Inc. *	5,299	95,859
DSP Group, Inc. *	3,341	27,196
Exar Corp. *	791	5,814
FEI Co. *	2,277	56,128
Hittite Microwave Corp. *	421	15,484
Kopin Corp. *	3,657	17,554
Kulicke & Soffa Industries, Inc. *	34,960	210,809
Micrel, Inc.	2,442	19,902
Microsemi Corp. *	2,389	37,722
MKS Instruments, Inc. *	3,189	61,516
Pericom Semiconductor Corp. *	1,855	18,198
Rudolph Technologies, Inc. *	3,343	24,738
Sigma Designs, Inc. *	540	7,846
Skyworks Solutions, Inc. *	11,411	151,082
Standard Microsystems Corp. *	1,535	35,627
Supertex, Inc. *	265	7,950
TriQuint Semiconductor, Inc. *	17,413	134,428
Ultratech, Inc. *	694	9,182
Varian Semiconductor Equipment Associates, Inc. *	3,499	114,907
Veeco Instruments, Inc. *	4,626	107,878

Total Semiconductors & Semiconductor Equipment		1,694,192

Software & Services—2.8%
Blackbaud, Inc.	1,589	36,865
CACI International, Inc. Class A *	3,657	172,866
CIBER, Inc. *	20,802	83,208
CommVault Systems, Inc. *	6,413	133,070
comScore, Inc. *	897	16,155
Concur Technologies, Inc. *	473	18,807
CSG Systems International, Inc. *	1,958	31,348
CyberSource Corp. *	1,331	22,188
DealerTrack Holdings, Inc. *	1,534	29,008
Ebix, Inc. *	109	6,034
Epicor Software Corp. *	8,341	53,132
EPIQ Systems, Inc. *	897	13,007
Forrester Research, Inc. *	3,445	91,775
Heartland Payment Systems, Inc.	6,420	93,154
InfoSpace, Inc. *	1,383	10,704
Integral Systems, Inc. *	797	5,499
j2 Global Communications, Inc. *	901	20,732
JDA Software Group, Inc. *	2,118	46,469

See notes to schedule of investments.

Investments	Shares	Value

Software & Services—2.8% (continued)
Knot, Inc.*	899	$9,817
Manhattan Associates, Inc. *	1,641	33,148
MAXIMUS, Inc.	1,595	74,327
Netscout Systems, Inc. *	510	6,890
Perficient, Inc. *	3,605	29,813
Phoenix Technologies Ltd. *	1,223	4,464
Progress Software Corp. *	1,808	40,951
Radiant Systems, Inc. *	5,517	59,253
Smith Micro Software, Inc. *	1,215	15,017
Sonic Solutions *	7,322	43,419
SPSS, Inc. *	853	42,607
StarTek, Inc. *	5,521	47,922
Take-Two Interactive Software, Inc. *	8,652	96,989
Taleo Corp. Class A *	1,702	38,533
TeleTech Holdings, Inc. *	10,418	177,731
THQ, Inc. *	15,822	108,223
Tyler Technologies, Inc. *	1,383	23,636
United Online, Inc.	6,262	50,347
Websense, Inc. *	1,268	21,302
Wright Express Corp. *	2,384	70,352

Total Software & Services		1,878,762

Technology Hardware & Equipment—10.3%
Adaptec, Inc. *	3,234	10,802
Agilysys, Inc.	11,033	72,707
Anixter International, Inc. *	16,048	643,685
Arris Group, Inc. *	10,926	142,147
Avid Technology, Inc. *	5,362	75,551
Bel Fuse, Inc. Class B	1,010	19,220
Benchmark Electronics, Inc. *	14,134	254,412
Black Box Corp.	2,705	67,868
Blue Coat Systems, Inc. *	2,440	55,120
Brightpoint, Inc. *	84,041	735,359
Checkpoint Systems, Inc. *	6,098	100,251
Cognex Corp.	1,325	21,703
Comtech Telecommunications Corp. *	741	24,616
CTS Corp.	7,856	73,061
Daktronics, Inc.	3,875	33,209
Digi International, Inc. *	1,643	13,998
DTS, Inc. *	805	22,041
Electro Scientific Industries, Inc. *	2,497	33,435
EMS Technologies, Inc. *	898	18,696
FARO Technologies, Inc. *	951	16,338
Gerber Scientific, Inc. *	13,582	81,220
Harmonic Inc. *	4,400	29,392
Hutchinson Technology, Inc. *	15,025	106,678
Insight Enterprises, Inc. *	76,899	938,937
Intermec, Inc. *	2,915	41,102
Intevac, Inc. *	1,484	19,945
Keithley Instruments, Inc.	3,079	17,058
Littelfuse, Inc. *	2,330	61,139
LoJack Corp. *	2,807	14,288
Mercury Computer Systems, Inc. *	3,444	33,958
Methode Electronics, Inc.	4,616	40,021
MTS Systems Corp.	1,272	37,155
Netgear, Inc. *	4,942	90,686
Network Equipment Technologies Inc. *	2,338	16,904
Newport Corp. *	4,828	42,293

See notes to schedule of investments.

Investments	Shares	Value

Technology Hardware & Equipment—10.3% (continued)
Novatel Wireless, Inc. *	8,697	$98,798
Park Electrochemical Corp.	901	22,210
PC-Tel, Inc. *	954	5,963
Plexus Corp. *	7,272	191,544
RadiSys Corp. *	4,195	36,455
Rogers Corp. *	1,003	30,060
Scansource, Inc. *	8,273	234,291
Stratasys, Inc. *	796	13,659
Symmetricom, Inc. *	3,765	19,503
Synaptics, Inc. *	1,328	33,466
SYNNEX Corp. *	56,974	1,736,567
Technitrol, Inc.	26,111	240,482
Tekelec *	2,596	42,652
Tollgrade Communications, Inc. *	903	5,851
TTM Technologies, Inc. *	9,971	114,367
Viasat, Inc. *	1,805	47,977

Total Technology Hardware & Equipment		6,878,840

Telecommunication Services—0.3%
Cbeyond Communications, Inc. *	7,951	128,250
General Communication, Inc. Class A *	4,828	33,120
Iowa Telecommunications Services, Inc.	580	7,308
Neutral Tandem, Inc. *	1,111	25,286

Total Telecommunication Services		193,964

Transportation—1.3%
Arkansas Best Corp.	5,568	166,706
Forward Air Corp.	1,539	35,628
Heartland Express, Inc.	3,084	44,410
HUB Group, Inc., Class A *	5,620	128,417
Knight Transportation, Inc.	3,721	62,438
Old Dominion Freight Line, Inc. *	4,980	151,541
Skywest, Inc.	15,398	255,299

Total Transportation		844,439

Utilities—2.7%
ALLETE, Inc.	1,853	62,205
American States Water Co.	689	24,928
Atmos Energy Corp.	19,326	544,607
Avista Corp.	5,954	120,390
Central Vermont Public Service Corp.	1,165	22,485
CH Energy Group, Inc.	2,120	93,937
El Paso Electric Co. *	4,029	71,192
Laclede Group, Inc.	3,019	97,091
New Jersey Resources Corp.	6,422	233,183
Northwest Natural Gas Co.	1,541	64,198
Piedmont Natural Gas Co., Inc.	4,458	106,725
South Jersey Industries, Inc.	1,803	63,646
Southwest Gas Corp.	6,102	156,089
UIL Holdings Corp.	2,229	58,823
UniSource Energy Corp.	3,551	109,193

Total Utilities		1,828,692

See notes to schedule of investments.

Investments	Shares	Value

Total Investments—100.0% (Cost $54,225,059)		$67,112,695

Liabilities in Excess of Other Assets —(0.0)% **		(6,104)

Net Assets—100.0%		$67,106,591

†	Based on the hierarchy of inputs used in fair value measurement, securities listed are level 1 quoted prices in active markets for identical securities.
*	Non-Income Producing Security.
(a)	Real Estate Investment Trust.
**	Represents more than (0.05) %.

See notes to schedule of investments.

SCHEDULE OF INVESTMENTS

REVENUESHARES FINANCIALS SECTOR FUND

SEPTEMBER 30, 2009 (Unaudited)

Investments	Shares	Value

COMMON STOCKS†—100.1%
Capital Markets—26.6%
Ameriprise Financial, Inc.	2,928	$106,374
Bank of New York Mellon Corp.	4,579	132,745
Charles Schwab Corp.	2,310	44,237
E*Trade Financial Corp. *	7,980	13,965
Federated Investors, Inc. Class B	432	11,392
Franklin Resources, Inc.	762	76,657
Goldman Sachs Group, Inc.	7,249	1,336,354
Invesco Ltd.	2,245	51,096
Janus Capital Group, Inc.	1,115	15,811
Legg Mason, Inc.	1,700	52,751
Morgan Stanley	34,171	1,055,200
Northern Trust Corp.	840	48,854
State Street Corp.	2,489	130,921
T. Rowe Price Group, Inc.	505	23,079

Total Capital Markets		3,099,436

Commercial Banks—9.2%
BB&T Corp.	2,691	73,303
Comerica, Inc.	1,572	46,641
Fifth Third Bancorp	7,947	80,503
First Horizon National Corp. *	2,301	30,442
Huntington Bancshares, Inc.	3,750	17,663
KeyCorp	6,155	40,008
M&T Bank Corp.	520	32,406
Marshall & Ilsley Corp.	1,803	14,550
PNC Financial Services Group, Inc.	1,500	72,885
Regions Financial Corp.	8,161	50,680
SunTrust Banks, Inc.	3,215	72,498
U.S. Bancorp	5,643	123,356
Wells Fargo & Co.	14,009	394,774
Zions Bancorporation	985	17,700

Total Commercial Banks		1,067,409

Consumer Finance—6.0%
American Express Co.	11,468	388,765
Capital One Financial Corp.	4,881	174,398
Discover Financial Services	4,997	81,101
SLM Corp. *	6,241	54,422

Total Consumer Finance		698,686

Diversified Financial Services—22.8%
Bank of America Corp.	55,310	935,845
Citigroup, Inc.	108,167	523,528
CME Group, Inc.	86	26,504
IntercontinentalExchange, Inc. *	78	7,581
JPMorgan Chase & Co.	24,755	1,084,765

See notes to schedule of investments.

Investments	Shares	Value

Diversified Financial Services—22.8% (continued)
Leucadia National Corp. *	417	$10,308
Moody’s Corp.	635	12,992
Nasdaq OMX Group, Inc. *	972	20,461
NYSE Euronext	1,243	35,910

Total Diversified Financial Services		2,657,894

Insurance—31.4%
Allstate Corp.	8,356	255,861
American Family Life Assurance Co., Inc.	2,672	114,201
American International Group, Inc. *	10,336	455,921
AON Corp.	1,299	52,856
Assurant, Inc.	2,664	85,408
Chubb Corp.	1,867	94,115
Cincinnati Financial Corp.	856	22,247
Genworth Financial, Inc. Class A	24,369	291,210
Hartford Financial Services Group, Inc.	6,950	184,175
Lincoln National Corp.	4,415	114,393
Loews Corp.	4,017	137,582
Marsh & McLennan Cos., Inc.	3,577	88,459
MetLife, Inc.	12,388	471,611
Principal Financial Group, Inc.	4,004	109,670
Progressive Corp. *	5,901	97,839
Prudential Financial, Inc.	8,523	425,383
Torchmark Corp.	577	25,059
Travelers Cos., Inc.	4,245	208,981
Unum Group	4,648	99,653
XL Capital Ltd. Class A	18,489	322,818

Total Insurance		3,657,442

Real Estate Investment Trusts—2.8%
Apartment Investment & Management Co. Class A	1,090	16,078
AvalonBay Communities, Inc.	89	6,473
Boston Properties, Inc.	184	12,061
Equity Residential	472	14,490
HCP, Inc.	327	9,398
Health Care REIT, Inc.	808	33,629
Host Hotels & Resorts, Inc.	5,331	62,746
Kimco Realty Corp.	407	5,307
Plum Creek Timber Co., Inc.	331	10,142
ProLogis	4,733	56,417
Public Storage, Inc.	175	13,167
Simon Property Group, Inc.	530	36,798
Ventas, Inc.	616	23,716
Vornado Realty Trust	345	22,221

Total Real Estate Investment Trusts		322,643

Real Estate Management & Development—1.1%
CB Richard Ellis Group, Inc. Class A *	10,616	124,633

Thrifts & Mortgage Finance—0.2%
Hudson City Bancorp, Inc.	1,129	14,846
People’s United Financial, Inc.	448	6,971

Total Thrifts & Mortgage Finance		21,817

See notes to schedule of investments.

Investments	Shares	Value

Total Investments—100.1% (Cost $8,694,337)		$11,649,960

Liabilities in Excess of Other Assets—(0.1)%		(7,622)

Net Assets—100.0%		$11,642,338

†	Based on the hierarchy of inputs used in fair value measurement, securities listed are level 1 quoted prices in active markets for identical securities.
*	Non-Income Producing Security.

See notes to schedule of investments.

SCHEDULE OF INVESTMENTS

REVENUESHARES ADR FUND

SEPTEMBER 30, 2009 (Unaudited)

Investments	Shares	Value

COMMON STOCKS† —99.5%
Automobiles & Components—7.4%
Daimler AG (a)	8,472	$426,226
Honda Motor Co. Ltd. (b)	9,321	282,520
Magna International, Inc. Class A	1,149	48,855
Toyota Motor Corp. (b)	7,341	576,783

Total Automobiles & Components		1,334,384

Banks—11.6%
Banco Bilbao Vizcaya Argentaria SA (b)	5,163	92,108
Banco Bradesco SA (b)	7,910	157,330
Banco de Chile (b)	242	11,495
Banco Santander Chile (b)	242	13,925
Banco Santander SA (b)	9,260	149,549
Bank of Montreal	995	50,387
Bank of Nova Scotia	1,552	70,740
Barclays PLC * (b)	6,568	155,268
Canadian Imperial Bank of Commerce	608	37,094
Credicorp Ltd.	85	6,610
HSBC Holdings PLC (b)	6,738	386,423
Itau Unibanco Banco Multiplo SA (b) ††	7,276	146,611
KB Financial Group, Inc. * (b)	171	8,801
Lloyds TSB Group PLC (b)	18,600	124,062
Mitsubishi UFJ Financial Group, Inc. (b)	20,135	107,521
Mizuho Financial Group, Inc. (b)	17,320	68,241
National Bank of Greece SA * (b)	5,565	40,124
Royal Bank of Canada	1,670	89,462
Royal Bank of Scotland Group PLC * (b)	12,288	208,527
Shinhan Financial Group Co., Ltd (b)	129	10,342
Toronto-Dominion Bank	1,082	69,735
Westpac Banking Corp. (b)	822	94,892

Total Banks		2,099,247

Capital Goods—4.1%
ABB Ltd. (b) *	5,113	102,465
Empresa Brasileira de Aeronautica SA * (b)	841	19,293
Koninklijke Philips Electronics NV (a)	4,117	100,290
Kubota Corp. (b)	662	27,400
Mitsui & Co. Ltd. (b)	539	140,376
Siemens AG (b)	3,533	328,428
Tomkins PLC (b)	1,600	19,184

Total Capital Goods		737,436

Consumer Durables & Apparel—2.5%
Gildan Activewear, Inc. *	351	6,922
Luxottica Group SpA * (b)	870	22,472
Panasonic Corp. (b)	14,328	209,189
Sony Corp. (b)	7,315	213,598

Total Consumer Durables & Apparel		452,181

See notes to schedule of investments.

Investments	Shares	Value

Consumer Services—0.3%
Carnival PLC (b)	1,279	$44,112
Intercontinental Hotels Group PLC (b)	442	5,711

Total Consumer Services		49,823

Diversified Financials—6.7%
Credit Suisse Group AG (b)	2,192	121,985
Deutsche Bank AG (a)	2,759	211,808
ING Groep NV (b) **	36,814	656,393
Nomura Holdings, Inc. (b)	2,990	18,299
ORIX Corp. (b)	460	13,975
UBS AG * (a)	10,099	184,913

Total Diversified Financials		1,207,373

Energy—28.0%
BP PLC (b)	14,155	753,471
Cameco Corp.	280	7,784
Canadian Natural Resources Ltd.	532	35,745
CNOOC Ltd. (b)	350	47,401
Enbridge, Inc.	982	38,102
EnCana Corp.	1,192	68,671
Enerplus Resources Fund (c)	260	5,951
ENI SpA (b)	7,356	366,697
Imperial Oil Ltd.	1,528	58,110
Nexen, Inc.	766	17,289
Penn West Energy Trust (c)	822	13,020
PetroChina Co. Ltd. (b)	3,076	349,895
Petroleo Brasilerio SA (b)	8,230	323,521
Repsol YPF SA (b)	7,120	193,379
Royal Dutch Shell PLC Class B (b)	17,273	963,314
Royal Dutch Shell PLC Class A (b)	16,804	961,021
StatoilHydro ASA (b)	9,699	218,615
Suncor Energy, Inc.	2,026	70,019
Talisman Energy, Inc.	1,482	25,698
Tenaris SA (b)	1,058	37,686
Total SA (b)	8,230	487,710
TransCanada Corp.	690	21,404

Total Energy		5,064,503

Food & Staples Retailing—0.3%
Delhaize Group SA (b)	932	64,681

Food, Beverage & Tobacco—2.8%
British American Tobacco PLC (b)	732	46,299
Cadbury PLC (b)	400	20,484
Cia de Bebidas das Americas (b)	411	33,809
Diageo PLC (b)	671	41,260
Fomento Economico Mexicano SAB de CV (b)	1,101	41,893
Unilever NV (a) **	5,504	158,845
Unilever PLC (b)	5,665	162,472

Total Food, Beverage & Tobacco		505,062

See notes to schedule of investments.

Investments	Shares	Value

Health Care Equipment & Services—0.2%
Fresenius Medical Care AG & Co. KGaA (b)	569	$28,302
Smith & Nephew PLC (b)	252	11,368

Total Health Care Equipment & Services		39,670

Insurance—6.8%
Aegon NV (a) **	18,922	160,080
Allianz SE (b)	31,863	397,650
AXA SA (b)	17,780	480,949
China Life Insurance Co. Ltd. (b)	1,025	67,353
Manulife Financial Corp.	3,789	79,342
Prudential PLC (b)	515	9,919
Sun Life Financial, Inc.	1,226	38,300

Total Insurance		1,233,593

Materials—7.1%
Agnico-Eagle Mines Ltd.	29	1,968
Agrium, Inc.	641	31,915
Aracruz Celulose SA * (b)	382	8,503
Arcelormittal (a)	6,849	254,371
Barrick Gold Corp.	561	21,262
BHP Billiton Ltd. (b)	2,645	174,595
BHP Billiton PLC (b)	2,858	157,476
Cemex SAB de CV (b) *	4,649	60,065
Cia Siderurgica Nacional SA (b)	790	24,174
Compania de Minas Buenaventura SA (b)	90	3,169
CRH PLC (b)	3,136	86,993
Gerdau SA (b)	4,308	57,900
Goldcorp, Inc.	172	6,944
Iamgold Corp.	155	2,192
Kinross Gold Corp.	242	5,251
Lihir Gold Ltd. (b)	70	1,754
POSCO (b)	743	77,227
Potash Corp. of Saskatchewan	212	19,152
Rio Tinto PLC (b)	598	101,833
Sociedad Quimica y Minera de Chile SA (b)	151	5,909
Southern Copper Corp.	310	9,514
Syngenta AG (b)	600	27,570
Teck Cominco Ltd. Class B	875	24,124
Vale SA (b)	5,552	113,872
Yamana Gold, Inc.	422	4,520

Total Materials		1,282,253

Media—0.8%
British Sky Broadcasting Group PLC (b)	789	28,822
Grupo Televisa SA (b)	600	11,154
Pearson PLC (b)	1,230	15,289
Shaw Communications, Inc. Class B	442	7,960
Thomson Reuters Corp.	1,060	35,584
WPP PLC (b)	975	41,896

Total Media		140,705

Pharmaceuticals, Biotechnology & Life Sciences—2.6%
AstraZeneca PLC (b)	1,695	76,190
Biovail Corp.	280	4,320
Elan Corp. PLC * (b)	301	2,140

See notes to schedule of investments.

Investments	Shares	Value

Pharmaceuticals, Biotechnology & Life Sciences —2.6% (continued)
GlaxoSmithKline PLC (b)	2,886	$114,026
Novartis AG (b)	2,387	120,258
Novo Nordisk A/S (b)	399	25,117
Sanofi-Aventis SA (b)	3,150	116,392
Shire PLC (b)	189	9,883

Total Pharmaceuticals, Biotechnology & Life Sciences		468,326

Real Estate—0.2%
Brookfield Asset Management, Inc. Class A	1,721	39,084

Semiconductors & Semiconductor Equipment—0.5%
Advantest Corp. (b)	231	6,320
ARM Holdings PLC (b)	541	3,787
ASML Holding NV (a)	411	12,153
STMicroelectronics NV (a)	2,945	27,772
Taiwan Semiconductor Manufacturing Co., Ltd. (b)	2,345	25,701
United Microelectronics Corp. * (b)	2,844	10,807

Total Semiconductors & Semiconductor Equipment		86,540

Software & Services—0.3%
SAP AG (b)	969	47,355

Technology Hardware & Equipment—4.2%
Alcatel-Lucent * (b)	22,507	101,056
AU Optronics Corp. (b)	2,725	26,378
Canon, Inc. (b)	2,716	108,613
Hitachi Ltd. (b)	7,802	238,585
Kyocera Corp. (b)	380	34,869
Nokia OYJ (b)	10,727	156,829
Research In Motion Ltd. *	243	16,415
Telefonaktiebolaget LM Ericsson (b)	7,361	73,757

Total Technology Hardware & Equipment		756,502

Telecommunication Services—10.7%
America Movil SAB de CV Series L (b)	1,815	79,551
BCE, Inc.	1,827	45,072
BT Group PLC (b)	5,862	121,988
China Mobile Ltd. (b)	2,795	137,262
Chungwa Telecom Ltd (b)	740	13,350
Deutsche Telekom AG (b)	17,720	242,056
France Telecom SA (b)	7,283	196,058
Hellenic Telecommunications Organization SA (b)	2,840	23,742
Nippon Telegraph & Telephone Corp. (b)	11,244	258,950
NTT DoCoMo, Inc. (b)	6,934	109,973
Portugal Telecom SGPS SA (b)	2,279	24,180
Rogers Communications, Inc. Class B	958	27,016
SK Telecom Co., Ltd. (b)	1,469	25,634
Tele Norte Leste Participacoes SA (b)	1,777	33,390
Telecom Corp. of New Zealand, Ltd. (b)	1,249	11,965
Telecom Italia SpA (b)	6,520	114,296
Telefonica SA (b)	2,848	236,127

See notes to schedule of investments.

Investments	Shares	Value

Telecommunication Services—10.7% (continued)
Telefonos de Mexico SAB de CV Class L (b)	1,547	$26,980
TELUS Corp. **	810	25,183
Vodafone Group PLC (b)	8,462	190,395

Total Telecommunication Services		1,943,168

Transportation—0.3%
Canadian National Railway Co.	422	20,673
Canadian Pacific Railway Ltd.	310	14,493
Lan Airlines SA (b)	1,077	14,195
Ryanair Holdings PLC * (b)	341	9,903

Total Transportation		59,264

Utilities—2.1%
Centrais Eletricas Brasileiras SA Class C (b)	1,232	19,059
Cia Energetica de Minas Gerais (b)	931	14,151
Cia Paranaense de Energia Preference B (b)	580	10,225
Empresa Nacional de Electricidad SA	249	11,671
Enersis SA (b)	1,640	30,258
Korea Electric Power Corp. (b)	5,476	83,454
National Grid PLC (b)	1,362	66,397
TransAlta Corp.	452	9,275
Veolia Environnement (b)	3,735	143,761

Total Utilities		388,251

Total Investments—99.5% (Cost $15,281,838)		17,999,401

Other Assets in Excess of Liabilities—0.5%		87,592

Net Assets—100.0%		$18,086,993

See notes to schedule of investments.

Country	Value	% of Net Assets
Australia	$269,488	1.5%
Belgium	64,681	0.4
Brazil	961,838	5.3
Britan	2,906,661	16.1
Canada	1,179,448	6.5
Chile	87,452	0.5
China	417,248	2.3
Denmark	25,117	0.1
Finland	156,829	0.9
France	1,525,926	8.4
Germany	1,681,825	9.3
Greece	63,866	0.4
Hong Kong	184,663	1.0
Ireland	108,918	0.6
Italy	503,464	2.8
Japan	2,415,211	13.4
Luxembourg	292,058	1.6
Mexico	219,643	1.2
Netherlands	3,012,099	16.7
New Zealand	11,965	0.1
Norway	218,615	1.2
Papua New Guinea	1,753	0.0†††
Peru	9,779	0.1
Portugal	24,180	0.1
South Korea	205,459	1.1
Spain	671,164	3.7
Sweden	73,757	0.4
Switzerland	584,960	3.2
Taiwan	76,236	0.4
United States	45,098	0.2
Total Investments	17,999,401	99.5
Other Assets in Excess of Liabilities	87,592	0.5

Net Assets	$18,086,993	100.0%

†	Based on the hierarchy of inputs used in fair value measurement, securities listed are level 1 quoted prices in active markets for identical securities.
*	Non-income producing security.
**	Non-voting Shares.
(a)	Registered Shares.
(b)	American Depositary Receipt.
(c)	Units.
††	Preferred Stock.
†††	Less than 0.05%

See notes to schedule of investments.

SCHEDULE OF INVESTMENTS

REVENUESHARES NAVELLIER OVERALL A-100 FUND

SEPTEMBER 30, 2009 (Unaudited)

Investments	Shares	Value

COMMON STOCKS† —98.1%
Automobiles & Components—0.4%
China Automotive Systems, Inc. *	3,946	$36,658

Banks—0.9%
Ocwen Financial Corp. *	5,015	56,770
Oriental Financial Group, Inc.	3,141	39,891

Total Banks		96,661

Capital Goods—2.7%
Applied Signal Technology, Inc.	2,614	60,828
China Fire & Security Group, Inc. *	462	8,870
Cubic Corp.	2,286	90,229
Force Protection, Inc. *	9,848	53,770
Orion Marine Group, Inc. *	1,909	39,211
SmartHeat, Inc. *	2,136	25,354

Total Capital Goods		278,262

Commercial & Professional Services—0.6%
APAC Customer Services, Inc. *	4,358	25,756
RINO International Corp. *	1,673	35,367

Total Commercial & Professional Services		61,123

Consumer Durables & Apparel—0.6%
Fuqi International, Inc. *	1,337	39,147
Sturm Ruger & Co., Inc.	1,552	20,083

Total Consumer Durables & Apparel		59,230

Consumer Services—4.4%
Capella Education Co. *	624	42,020
Chipotle Mexican Grill, Inc. Class A *	1,092	105,979
Cracker Barrel Old Country Store, Inc.	7,533	259,135
Lincoln Educational Services Corp. *	2,266	51,846

Total Consumer Services		458,980

Diversified Financials—1.7%
Advance America Cash Advance Centers, Inc.	11,335	63,476
JMP Group, Inc.	3,160	30,526
Knight Capital Group, Inc. Class A *	3,977	86,499

Total Diversified Financials		180,501

See notes to schedule of investments.

Investments	Shares	Value

Energy—4.8%
Teekay Offshore Partners L.P.	4,216	$69,438
World Fuel Services Corp.	8,902	427,919

Total Energy		497,357

Food, Beverage & Tobacco—8.2%
American Dairy, Inc. *	476	13,485
American Italian Pasta Co. Class A *	2,299	62,487
Calavo Growers, Inc.	1,627	30,880
Del Monte Foods Co.	33,531	388,289
Green Mountain Coffee Roasters, Inc. *	1,658	122,427
J&J Snack Foods Corp.	1,646	71,091
Lancaster Colony Corp.	2,106	107,975
National Beverage Corp. *	5,374	61,855

Total Food, Beverage & Tobacco		858,489

Health Care Equipment & Services—13.4%
Cantel Medical Corp. *	1,403	21,129
Cerner Corp. *	4,135	309,298
Computer Programs & Systems, Inc.	1,777	73,586
Edwards Lifesciences Corp. *	2,305	161,143
Emergency Medical Services Corp. Class A *	6,233	289,834
Health Management Associates, Inc. Class A *	37,598	281,609
HMS Holdings Corp. *	955	36,510
Quality Systems, Inc.	1,191	73,330
SXC Health Solutions Corp. *	3,365	157,448

Total Health Care Equipment & Services		1,403,887

Household & Personal Products—0.3%
Medifast, Inc. *	1,435	31,168

Insurance—0.3%
CNinsure, Inc. (a)	1,434	32,925

Materials—4.4%
China Agritech, Inc. *	1,815	27,044
China Green Agriculture, Inc. *	2,254	26,417
NewMarket Corp.	1,175	109,322
Schweitzer-Mauduit International, Inc.	1,206	65,558
Scotts Miracle-Gro Co. Class A	4,652	199,802
Yongye International, Inc. *	3,533	29,501

Total Materials		457,644

Media—2.1%
Discovery Communications, Inc. Class A *	7,744	223,724

Pharmaceuticals, Biotechnology & Life Sciences—1.3%
Cornerstone Therapeutics, Inc. *	4,484	29,370
Hi-Tech Pharmacal Co., Inc. *	1,485	33,323
Par Pharmaceutical Cos., Inc. *	3,429	73,758

Total Pharmaceuticals, Biotechnology & Life Sciences		136,451

See notes to schedule of investments.

Investments	Shares	Value

Real Estate—2.2%
Annaly Capital Management, Inc. (b)	10,631	$192,846
E-House China Holdings Ltd. * (c)	1,708	36,483

Total Real Estate		229,329

Retailing—10.0%
Dollar Tree, Inc. *	2,794	136,012
hhgregg, Inc. *	11,200	189,728
Jos. A. Bank Clothiers, Inc. *	1,783	79,825
Lumber Liquidators, Inc. *	4,857	105,348
Monro Muffler Brake, Inc.	1,570	49,910
NetFlix, Inc. *	1,851	85,461
PetMed Express, Inc.	2,738	51,611
priceline.com, Inc. *	836	138,626
Ross Stores, Inc.	4,259	203,452

Total Retailing		1,039,973

Semiconductors & Semiconductor Equipment—2.0%
NVE Corp. *	2,009	106,798
Tessera Technologies, Inc. *	1,503	41,919
TriQuint Semiconductor, Inc. *	7,664	59,166

Total Semiconductors & Semiconductor Equipment		207,883

Software & Services—19.1%
Actuate Corp. *	2,609	15,080
ArcSight, Inc. *	911	21,928
AsiaInfo Holdings, Inc. *	1,805	36,046
Baidu, Inc * (a)	141	55,138
Cognizant Technology Solutions Corp. Class A *	5,027	194,344
Descartes Systems Group, Inc. *	1,528	8,175
Evolving Systems, Inc. *	2,791	19,397
Global Cash Access Holdings, Inc. *	7,760	56,726
Informatica Corp. *	2,253	50,873
Infosys Technologies Ltd. (a)	5,957	288,855
Innodata Isogen, Inc. *	1,551	12,330
Interactive Intelligence, Inc. *	1,643	31,398
MercadoLibre, Inc. *	838	32,229
Metavante Technologies, Inc. *	9,000	310,320
Netease.com, Inc. * (a)	4,667	213,188
Pegasystems, Inc.	688	23,757
Perfect World Co. Ltd. * (a)	821	39,490
Red Hat, Inc. *	2,285	63,157
Rovi Corp. *	1,496	50,266
Shanda Interactive Entertainment Ltd. * (a)	1,645	84,224
Syntel, Inc.	967	46,155
VanceInfo Technologies, Inc. * (a)	1,682	32,698
Wipro Ltd. (a)	17,490	313,945

Total Software & Services		1,999,719

See notes to schedule of investments.

Investments	Shares	Value

Technology Hardware & Equipment—15.3%
Anaren, Inc. *	708	$12,036
Apple, Inc. *	3,768	698,474
F5 Networks, Inc. *	1,587	62,893
Multi-Fineline Electronix, Inc. *	2,406	69,076
NetApp, Inc. *	8,529	227,554
Starent Networks Corp. *	1,616	41,079
STEC, Inc. *	1,335	39,236
Western Digital Corp. *	12,358	451,438

Total Technology Hardware & Equipment		1,601,786

Telecommunication Services—0.4%
AboveNet, Inc. *	898	43,786

Transportation—3.0%
Copa Holdings SA, Class A	2,787	123,994
Dollar Thrifty Automotive Group, Inc. *	4,854	119,360
Pinnacle Airlines Corp. *	10,872	72,842

Total Transportation		316,196

Total Investments—98.1% (Cost $9,474,121)		10,251,732

Other assets in excess of liabilities—1.9%		193,241

Net Assets—100.0%		$10,444,973

†	Based on the hierarchy of inputs used in fair value measurement, securities listed are level 1 quoted prices in active markets for identical securities.
*	Non-income producing security.
(a)	American Depositary Receipt.
(b)	Real Estate Investment Trust.
(c)	American Depositary Shares.

See notes to schedule of investments.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

1. ORGANIZATION

The RevenueShares ETF Trust (the “Trust”) was organized as a Delaware statutory trust on December 15, 2006 and has authorized capital of unlimited shares. The Trust is an open-end management investment company, registered under the Investment Company Act of 1940, as amended (the “Act”), which is currently comprised of six active funds (collectively, the “Funds” and each individually a “Fund”). The RevenueShares Large Cap Fund, RevenueShares Mid Cap Fund and RevenueShares Small Cap Fund are diversified funds under the Act, the RevenueShares Financials Sector Fund, RevenueShares ADR Fund and RevenueShares Navellier Overall A-100 Fund are not diversified. Operations commenced on February 22, 2008 for the RevenueShares Large Cap Fund, RevenueShares Mid Cap Fund and RevenueShares Small Cap Fund, November 10, 2008 for the RevenueShares Financials Sector Fund, November 18, 2008 for the RevenueShares ADR Fund and January 21, 2009 for the RevenueShares Navellier Overall A-100 Fund.

The objective of the Funds, (RevenueShares Large Cap Fund, RevenueShares Mid Cap Fund, RevenueShares Small Cap Fund, RevenueShares Financials Sector Fund, RevenueShares ADR Fund, and RevenueShares Navellier Overall A-100 Fund) is to outperform the total return performance of the Fund’s corresponding benchmark (Standard & Poor’s (“S&P”) 500 Index, S&P MidCap 400 Index, S&P SmallCap 600 Index, S&P 500 Financials Index, S&P ADR Index, and the Navellier Overall A-100 Index, respectively).

2. SIGNIFICANT ACCOUNTING POLICIES

These financial statements are prepared in accordance with accounting principles generally accepted in the United States, which require management to make estimates and assumptions that affect the reported amount of assets and liabilities, the disclosure of contingent liabilities at the date of the financial statements, and the reported amount of increase and decrease in net assets from operations during the fiscal period. Actual amounts could differ from these estimates. In June 2009, the Financial Accounting Standards Board (“FASB”) announced that effective for financial statements issued for interim and annual periods ending after September 15, 2009, FASB Accounting Standards CodificationTM (“Codification”) will become the source of authoritative U.S. accounting and reporting standards for nongovernmental entities, in addition to guidance issued by the Securities and Exchange Commission. All guidance contained in the Codification carries an equal level of authority. The Codification supersedes all previous non-SEC accounting and reporting standards. All other non-grandfathered non-SEC accounting literature not included in the Codification are now non-authoritative. The following summarizes the significant accounting policies of the Funds:

Investment Valuation — Security holdings traded on a national securities exchange are valued based on their last sale price. Price information on listed securities is taken from the exchange where the security is primarily traded. Securities regularly traded in an over the counter market are valued at the latest quoted sale price in such market or in the case of the NASDAQ, at the NASDAQ Closing Price. Other portfolio securities and assets for which market quotations are not readily available are valued based on fair value as determined in good faith and in accordance with procedures adopted by the Trust’s Board of Trustees (the “Board”).

The Net Asset Value (“NAV”) per share of each Fund is computed by dividing the value of the net assets of each Fund by the total number of outstanding shares of that Fund, rounded to the nearest cent. The Bank of New York Mellon Corp. calculates each Fund’s NAV at the close of the regular trading session on the NYSE ordinarily 4:00 p.m., Eastern Time on each day that such exchange is open.

Investment Transactions — Investment transactions are accounted for on the trade date. Realized gains and losses on sales of investment securities are calculated using the identified cost method.

3. FAIR VALUE MEASUREMENT

The authoritative guidance for fair value measurements and disclosures, Accounting Standards CodificationTM (“ASC”) Topic 820 (formerly FAS 157) establishes an authoritative framework for the measurement of fair value, and enhances disclosures about fair value measurements. Furthermore, Topic 820 establishes a hierarchy for inputs used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring the most observable inputs be used when available. The Funds utilized various inputs in determining the value of each Fund’s investments. These inputs are summarized in the three broad levels as follows:

Level 1 — quoted prices in active markets for identical securities

Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following summarizes inputs used as of September 30, 2009 in valuing the Funds’ assets carried at fair value:

Fund	Quoted Prices in Active Market (Level 1) Common Stock	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
RevenueShares Large Cap Fund	$75,901,461	—	—	$75,901,461
RevenueShares Mid Cap Fund	60,873,434	—	—	60,873,434
RevenueShares Small Cap Fund	67,112,695	—	—	67,112,695
RevenueShares Financials Sector Fund	11,649,960	—	—	11,649,960
RevenueShares ADR Fund	17,999,401	—	—	17,999,401
RevenueShares Navellier Overall A-100 Fund	10,251,732	—	—	10,251,732

At September 30, 2009 the Funds did not hold any Level 2 or Level 3 securities.

4. FEDERAL INCOME TAX

At September 30, 2009, the aggregate gross unrealized appreciation and depreciation of investments for Federal income tax purposes were substantially the same for book purposes, as indicated below:

Fund	Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
RevenueShares Large Cap Fund	$70,562,615	$8,163,587	$(2,824,561)	$5,339,026
RevenueShares Mid Cap Fund	51,062,222	10,063,342	(252,130)	9,811,212
RevenueShares Small Cap Fund	54,225,059	13,503,350	(615,714)	12,887,636
RevenueShares Financials Sector Fund	8,694,337	2,966,083	(10,460)	2,955,623
RevenueShares ADR Fund	15,281,838	2,771,442	(53,879)	2,717,563
RevenueShares Navellier Overall A-100 Fund	9,474,121	802,512	(24,901)	777,611

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

6.  ADDITIONAL INFORMATION

The schedule of investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Funds’ audited annual report. This report includes additional information about the Funds.

7.  SUBSEQUENT EVENTS

Subsequent events occurring after date of this report have been evaluated for potential impact to this report through November 23, 2009, the date the report was available to be issued.

Item 2.           Controls and Procedures.

(a)          The Registrant’s Principal Executive and Principal Financial Officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)         There were no changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.           Exhibits.

A separate certification for each Principal Executive Officer and Principal Financial Officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act (17 CFR 270.30a-2(a)) is attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	RevenueShares ETF Trust

By:	/s/ Vincent T. Lowry
Vincent T. Lowry
Principal Executive Officer

Date:	November 23, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Vincent T. Lowry
Vincent T. Lowry
Principal Executive Officer

Date:	November 23, 2009

By:	/s/ Christopher Lanza
Christopher Lanza
Principal Financial Officer

Date:	November 23, 2009